As filed with the Securities and Exchange Commission on May 25, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Address of principal executive offices) (Zip code)

Mr. David Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Name and address of agent for service)

1-919-846-2324
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedule of Investments.

Underlying Funds Trust
Event Driven
Schedule of Investments
March 31, 2010 (Unaudited)

COMMON STOCKS - 39.8%		Shares	Value
Accommodation - 0.0%
Marriott International, Inc.		1	$32
Administrative and Support Services - 2.3%
Brink's Home Security Holdings, Inc. (a)		13,000	553,150
Cornell Cos., Inc. (a)		47,600	871,556
The Geo Group, Inc. (a)		6,320	125,263
TeamStaff, Inc. (a) (g)		188,404	194,150
Total Administrative and Support Services			1,744,119

Amusement, Gambling, and Recreation Industries - 0.1%
Cedar Fair LP		4,520	53,969
Apparel Manufacturing - 0.0%
Broder Brothers Co. (Acquired 5/27/2009, Cost $0)(a) (d) (e) (g)		187,453	0
Beverage and Tobacco Product Manufacturing - 0.5%
Coca-Cola Enterprises, Inc.		15,000	414,900
Broadcasting (except Internet) - 1.0%
Charter Communications, Inc. - Class A (a)		20,078	692,693
Fisher Communications, Inc. (a)		7,029	99,109
Total Broadcasting (except Internet)			791,802

Chemical Manufacturing - 1.0%
Facet Biotech Corp. (a)		20,000	539,800
ICO, Inc.		20,000	161,600
Tronox, Inc. - Class A (a)		18,578	14,491
Tronox, Inc. - Class B (a)		8,780	6,321
Total Chemical Manufacturing			722,212

Coal Mining - 0.5%
Elk Horn Coal Member Units (a) (d) (g)		75,977	408,376
Computer and Electronic Product Manufacturing - 4.0%
3Com Corp. (a)		60,000	461,400
Electronic Control Security, Inc. (a) (f) (g)		1,537,859	461,358
K-Tron International, Inc. (a)		3,000	449,910
Magnachip Semiconductor Corp. (a) (c)		60,997	40,000
Millipore Corp. (a)		6,600	696,960
Spansion LLC (a) (c)		21,663	182,619
Techwell, Inc. (a)		4,000	74,800
UTS Magnachip Semiconductor (a) (c) (g)		8,900	4,450
Varian, Inc. (a)		12,000	621,360
White Electronic Designs Corp. (a)		5,000	35,000
Total Computer and Electronic Product Manufacturing			3,027,857

Credit Intermediation and Related Activities - 0.4%
Bank of America Corp.		4,000	71,400
Flagstar Bancorp, Inc. (a)		420,000	252,000
Peoples United Financial, Inc.		1,000	15,640
Total Credit Intermediation and Related Activities			339,040

Electrical Equipment, Appliance, and Component Manufacturing - 1.5%
Herley Industries, Inc. (a)		18,500	271,210
SL Industries, Inc. (a)		20,000	181,000
Spectrum Brands, Inc. (a)		25,822	707,006
Zareba Systems, Inc. (a)		1,000	8,985
Total Electrical Equipment, Appliance, and Component Manufacturing			1,168,201

Fabricated Metal Product Manufacturing - 0.1%
BWAY Holding Co. (a)		2,600	52,260
Food Manufacturing - 0.6%
Diedrich Coffee, Inc. (a)		13,000	452,400
Food Services and Drinking Places - 0.3%
Buffets Restaurants Holdings, Inc. (a)		1,912	10,707
CKE Restaurants, Inc.		17,975	198,983
Landry's Restaurants, Inc. (a)		1,000	17,920
Total Food Services and Drinking Places			227,610

Funds, Trusts, and Other Financial Vehicles - 7.1%
Huntingdon Real Estate Investment Trust (Acquired 9/10/2009, Cost $5,792,696) (a) (e) (f)		910,460	5,378,585
Insurance Carriers and Related Activities - 0.6%
Zenith National Insurance Corp.		12,200	467,504
Machinery Manufacturing - 0.5%
Smith International, Inc.		7,500	321,150
Zygo Corp. (a)		3,000	27,690
Total Machinery Manufacturing			348,840

Materials - 0.4%
FNX Mining Co., Inc. (a)		1,000	13,361
Terra Industries, Inc.		6,000	274,560
Total Materials			287,921

Merchant Wholesalers, Durable Goods - 0.4%
Bell Microproducts, Inc. (a)		40,000	279,200
Merchant Wholesalers, Nondurable Goods - 0.1%
Airgas, Inc.		1,500	95,430
Mining (except Oil and Gas) - 0.7%
Camino Minerals Co. (a) (c)		4,000	630
Corriente Resources, Inc. - Class A (a)		4,000	32,295
White Mountain Titanium Corp. (a) (g)		565,182	531,271
Total Mining (except Oil and Gas)			564,196

Nursing and Residential Care Facilities - 0.1%
Keystone North America, Inc. (a)		10,000	79,063
Oil and Gas Extraction - 2.5%
Canadian Oil Sands Trust (a)		7,725	231,602
CNX Gas Corp. (a)		11,000	418,550
Denbury Resources, Inc. (a)		1,208	20,379
Dragon Oil plc (a)		25,000	183,617
Rosetta Resources, Inc. (a)		12,750	300,262
XTO Energy, Inc.		16,000	754,880
Total Oil and Gas Extraction			1,909,290

Paper Manufacturing - 0.3%
Tembec, Inc. (a)		37,500	86,029
Tembec, Inc. 144a (a) (e) (g) (Acquired 06/04/2009, Cost $0)		40,850	93,714
Total Paper Manufacturing			179,743

Pipeline Transportation - 1.2%
Atlas Pipeline Partners LP		43,331	603,167
Smit International NV		4,000	324,158
Total Pipeline Transportation			927,325

Primary Metal Manufacturing - 0.2%
Delta plc		21,000	60,628
Ormet Corp. (a) (g)		8,730	31,428
Ormet Corp. Restricted Shares (Acquired 01/06/2010, Cost $11,406) (a) (e) (g)		7,702	27,727
Total Primary Metal Manufacturing			119,783

Printing and Related Support Activities - 1.3%
OCE NV (a)		20,000	228,450
World Color Press, Inc. (a)		62,860	736,091
Total Printing and Related Support Activities			964,541

Professional, Scientific, and Technical Services - 1.0%
Bowne & Co, Inc.		38,000	424,080
COMSYS IT Partners, Inc. (a)		3,000	52,440
OSI Pharmaceuticals, Inc. (a)		500	29,775
PLATO Learning, Inc. (a)		40,000	222,400
Total Professional, Scientific, and Technical Services			728,695

Publishing Industries (except Internet) - 2.6%
AMICAS, Inc. (a)		80,000	481,600
Chordiant Software, Inc. (a)		50,000	253,500
Novell, Inc. (a)		5,000	29,950
SkillSoft Plc - ADR (a)		30,000	309,600
Spare Backup, Inc. (a) (g)		1,382,317	276,463
The Reader's Digest Association, Inc. (Acquired 02/23/2010, Cost $330,927) (a) (d) (e) (g)		16,833	330,927
Youbet.com, Inc. (a)		100,000	294,000
Total Publishing Industries (except Internet)			1,976,040

Real Estate - 0.4%
Quest Capital Corp. (a)		233,605	303,687
Retail Trade - 0.0%
Vertis Holdings, Inc. (Acquired 06/04/2009, Cost $149,532) (a) (c) (e) (g)		2,903	0
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
Broadpoint Gleacher Securities, Inc. (a)		36,895	147,580
Riskmetrics Group, Inc. (a)		6,000	135,660
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities			283,240

Software Publishers - 1.0%
Tandberg Asa		27,000	770,040
Telecommunications - 1.2%
Iowa Telecommunications Services, Inc.		7,000	116,900
Primus Telecommunications Group, Inc. (a)		97,022	664,640
RCN Corp. (a)		10,000	150,800
Total Telecommunications			932,340

Transportation - 0.0%
Arriva PLC		1,000	11,123
Transportation Equipment Manufacturing - 2.1%
Accuride Corp. (a)		139,900	183,968
Lear Corp. (a)		17,456	1,385,134
Total Transportation Equipment Manufacturing			1,569,102

Truck Transportation - 0.8%
YRC Worldwide, Inc. (a)		1,129,600	614,276
Utilities - 2.6%
Allegheny Energy, Inc.		17,000	391,000
Calpine Corp. (a)		69,591	827,437
Exelon Corp.		8,800	385,528
NRG Energy, Inc. (a)		12,300	257,070
Southwest Water Co.		12,000	125,280
Total Utilities			1,986,315

Waste Management and Remediation Services - 0.0%
Waste Services, Inc. (a)		2,000	19,780
Wood Product Manufacturing - 0.0%
Nobility Homes, Inc. (a)		1,800	17,622
TOTAL COMMON STOCKS (Cost $29,820,667)			$30,216,459

INVESTMENT COMPANIES - 0.1%
ProShares UltraShort 20+ Year Treasury (a)		1,800	87,642
TOTAL INVESTMENT COMPANIES (Cost $73,964)			$87,642

CONVERTIBLE PREFERRED STOCKS - 0.3%
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
Great Plains Energy, Inc. (a)		3,920	248,959
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $231,060)			$248,959

PREFERRED STOCKS - 0.1%
Transportation Equipment Manufacturing - 0.1%
Motors Liquidation Co.		6,000	49,875
TOTAL PREFERRED STOCKS (Cost $42,315)			$49,875

		Principal
		Amount
CONVERTIBLE BONDS - 1.9%
Broadcasting (except Internet) - 0.6%
Playboy Enterprises, Inc.
3.000%, 03/15/2025		$513,000	437,974
Computer and Electronic Product Manufacturing - 0.4%
Spansion, Inc.
2.250%, 06/15/2016 (Acquired 11/10/2009, Cost $263,487) (e) (i)		800,000	268,000
Food Manufacturing - 0.1%
Clearwater Seafoods Income Fund
7.000%, 12/31/2010	CAD	74,000	63,752
Funds, Trusts, and Other Financial Vehicles - 0.5%
Huntingdon Real Estate Investment Trust
7.500%, 03/31/2012 (Acquired 9/10/2009, Cost $197,976) (e) (f)	CAD	407,050	385,789
Water Transportation - 0.3%
Trico Marine Services, Inc.
3.000%, 01/15/2027		$700,000	253,750
TOTAL CONVERTIBLE BONDS (Cost $1,856,324)			$1,409,265

CORPORATE BONDS - 26.9%
Amusement, Gambling, and Recreation Industries - 0.2%
Six Flags, Inc.
9.625%, 06/01/2014 (i)		600,000	189,000
Apparel Manufacturing - 2.1%
Broder Brothers Co. PIK
12.000%, 10/15/2013 (Acquired 5/29/2009 through 10/15/2009, Cost $1,429,291) (e) (g)		1,991,357	1,632,913
Automobiles & Components - 0.1%
Visteon Corp.
8.250%, 08/01/2010 (i)		100,000	96,250
Broadcasting - 0.6%
Umbrella Acquisition, Inc.
9.750%, 03/15/2015 (Acquired 02/17/2010, Cost $428,575) (e)		500,000	431,250
Chemical Manufacturing - 0.8%
Tronox Worldwide LLC/Tronox Finance
9.500%, 12/01/2012 (i)		600,000	636,000
Clothing and Clothing Accessories Stores - 0.7%
Claire's Stores, Inc.
9.625%, 06/01/2015		664,296	564,651
Computer and Electronic Product Manufacturing - 2.4%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		722,000	638,970
Spansion, Inc.
11.250%, 01/15/2016 (Acquired 11/10/2009, Cost $865,000) (e) (i)		1,000,000	1,180,000
Total Computer and Electronic Product Manufacturing			1,818,970

Food Manufacturing - 0.5%
Merisant Term Loan B
3.743%, 01/11/2010 (d) (h)		379,098	363,934
Food Services and Drinking Places - 0.2%
Lone Star Note
3.000%, 12/31/2014 (Acquired 6/15/2009, Cost $143,680) (c) (e) (g)		143,680	143,680
Machinery Manufacturing - 0.6%
Ames True Temper, Inc.
10.000%, 07/15/2012		490,000	483,875
Merchant Wholesalers, Nondurable Goods - 1.2%
Momentive Performance Materials, Inc.
11.500%, 12/01/2016		1,000,000	930,000
Miscellaneous Store Retailers - 0.0%
PCA LLC / PCA Finance Corp.
11.875%, 08/01/2010 (c) (g) (i)		311,000	0
Oil and Gas Extraction - 0.6%
Dune Energy, Inc.
10.500%, 06/01/2012		500,000	370,000
Paper Manufacturing - 0.8%
Jefferson Smurfit Corp.
8.250%, 10/01/2012 (i)		600,000	534,000
Pipeline Transportation - 0.3%
Atlas Pipeline Partners LP
8.125%, 12/15/2015		250,000	241,250
Professional, Scientific, and Technical Services - 0.1%
Human Touch LLC/Interactive Health Finance Corp.
15.000%, 03/30/2014 (c) (g)		166,525	98,133
Rental and Leasing Services - 0.8%
Penhall International Corp.
12.000%, 08/01/2014 (Acquired 01/14/2010, Cost $621,402) (e)		800,000	602,000
Retail Trade - 3.1%
Brookstone Co, Inc.
12.000%, 10/15/2012		1,000,000	780,000
Linens 'n Things, Inc.
6.719%, 01/15/2014 (h) (i)		802,209	40,111
Spectrum Brands, Inc.
8.000%, 06/30/2012		1,496,379	1,493,446
Total Retail Trade			2,313,557

Sporting Goods, Hobby, Book, and Music Stores - 0.7%
Blockbuster, Inc.
9.000%, 09/01/2012		450,000	91,125
11.750%, 10/01/2014 (Acquired 02/17/2010, Cost $345,599) (e)		500,000	368,750
Total Sporting Goods, Hobby, Book, and Music Stores			459,875

Telecommunications - 5.0%
Muzak LLC
15.000%, 07/31/2014		750,000	671,250
Primus Telecommunications Group, Inc.
14.250%, 05/20/2013		1,695,722	1,653,329
Primus Telecommunications Holdings
13.000%, 12/15/2016 (d)		1,500,000	1,507,500
Total Telecommunications			3,832,079

Textile Mills - 0.7%
Unifi, Inc.
11.500%, 05/15/2014		552,000	565,800
Transportation Equipment Manufacturing - 4.8%
Cooper-Standard Automotive, Inc.
7.000%, 12/15/2012 (i)		550,000	596,750
8.375%, 12/15/2014 (i)		1,550,000	1,108,250
Greenbrier Cos, Inc.
8.375%, 05/15/2015		500,000	455,000
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014		1,000,000	870,000
Motors Liquidation Co.
7.200%, 01/15/2011 (i)		1,200,000	441,000
8.100%, 06/15/2024 (i)		500,000	177,500
Total Transportation Equipment Manufacturing			3,648,500

Truck Transportation - 0.6%
Swift Term Loan
3.563%, 05/14/2014 (h)		498,268	476,469
TOTAL CORPORATE BONDS (Cost $17,919,914)			$20,432,186

ESCROW NOTES - 0.0%

Calpine Corp. (Acquired 10/26/2009, Cost $6,459) (a) (c) (e) (g)		600,000	0
Dana Corp. (a) (c) (g)		300,000	0
Innovive Escrow Shares (a) (c) (g)		248,700	0
Lear Corp. (a)		1,000,000	20,000
TOTAL ESCROW NOTES (Cost $6,418)			$20,000

RIGHTS - 0.0%		Shares
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)		9,000	1,350
TOTAL RIGHTS (Cost $4,725)			$1,350

WARRANTS - 0.8%
Brazil Ethanol, Inc.
Expiration: March 2011, Exercise Price: $1.00 (Acquired 06/04/2009, Cost $11,640) (a) (c) (e) (g)		14,550	0
Charter Communications, Inc.
Expiration: November 2014, Exercise Price: $46.86 (a)		5,056	31,600
Interactive Health Warrants
Expiration: June 2019, Exercise Price: $0.01 (c) (g)		1,390	0
Lear Corp.
Expiration: November 2014, Exercise Price: $10.56 (a)		3,920	311,426
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (g)		590,915	0
White Mountain Titanium Corp.
Expiration: August 2010, Exercise Price: $0.60 (Acquired 9/2/2008, Cost $160,000) (e) (g)		800,000	272,000
TOTAL WARRANTS (Cost $199,732)			$615,026

		Contracts
PURCHASED OPTIONS - 0.0%
Call Options - 0.0%
SPDR Trust Series 1
Expiration: April 2010, Exercise Price: $112.00		26	806
Terex Corp.
Expiration: April 2010, Exercise Price: $23.00		125	8,750
Total Call Options			9,556

Put Options - 0.0%
iShares Russell 2000
Expiration: April 2010, Exercise Price: $62.00		40	520
Expiration: April 2010, Exercise Price: $63.00		80	1,200
Expiration: April 2010, Exercise Price: $64.00		10	240
Expiration: April 2010, Exercise Price: $65.00		20	740
Total Put Options			2,700

TOTAL PURCHASED OPTIONS (Cost $17,495)			$12,256

Total Investments (Cost $50,172,614) - 69.9%			$53,093,018

		Principal
		Amount
REPURCHASE AGREEMENTS - 25.6%
J.P. Morgan
0.010%, dated 3/31/2010, due 04/01/2010
repurchase price $19,432,914 (b)		$19,432,909	19,432,909
TOTAL REPURCHASE AGREEMENTS (Cost $19,432,909)			$19,432,909

Other Assets in Excess of Liabilities - 4.5%			3,450,650
TOTAL NET ASSETS - 100.0%			$75,976,577

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
CAD Canadian Dollar
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total
$469,512, which represents 0.6% of total net assets.
(d) Security valued utilizing a single broker source. The market value of these securities total $2,610,737, which represents 3.4% of total net assets.
(e) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2010, the market value of these securities total $11,115,335 which represents 14.6% of total net assets.
(f) Affiliated issuer.
(g) Illiquid security identified by Investment Advisor. The market value of these securities total $4,506,590 which represents 5.9% of total net assets.
(h) Variable Rate Security. The rate shown represents the rate at March 31, 2010.
(i) Default or other conditions exist and security is not presently accruing income.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:
Cost of investments	$70,436,443
Gross unrealized appreciation	4,251,181
Gross unrealized depreciation	(2,161,697)
Net unrealized appreciation	$2,089,484

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

COMMON STOCKS	Shares	Value
Churchill Downs, Inc.	2,000	$75,000
Exxon Mobil Corp.	11,356	760,625
Redwood Trust, Inc.	3,832	59,089
RR Donnelley & Sons Co.	7,700	164,395
Schlumberger Ltd.	5,224	331,515
Terex Corp.	12,500	283,875
Tyco International Ltd.	10,200	390,150
TOTAL COMMON STOCKS (Proceeds $2,120,313)		2,064,649

INVESTMENT COMPANIES
iShares Russell 2000 Index Fund	5,750	389,908
Retail HOLDRs Trust	636	63,899
SPDR S&P 500 ETF Trust	9,590	1,121,934
TOTAL INVESTMENT COMPANIES (Proceeds $1,557,931)		1,575,741

	Principal
CORPORATE BONDS	Amount
Kaiser Aluminum & Chemical Corp.
12.750%, 02/01/2053	$1,157,000	116
The Neiman Marcus Group, Inc.
9.00%, 10/15/2015	460,968	470,187
US Concrete, Inc.
8.375%, 04/01/2014	500,000	295,000
TOTAL CORPORATE BONDS (Proceeds $741,939)		765,303
Total Securities Sold Short (Proceeds $4,420,183)		$4,405,693

Underlying Funds Trust
Event Driven
Schedule of Options Written
March 31, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS
Atlas Pipeline LP
Expiration: April 2010, Exercise Price: $15.00	20	$400
iShares Russell 2000
Expiration: April 2010, Exercise Price: $70.00	40	1,280
Expiration: April 2010, Exercise Price: $71.00	90	1,170
SPDR Trust Series 1
Expiration: April 2010, Exercise Price: $120.00	26	858
		3,708
PUT OPTIONS
iShares Russell 2000
Expiration: April 2010, Exercise Price: $57.00	40	180
Expiration: April 2010, Exercise Price: $58.00	90	540
Expiration: April 2010, Exercise Price: $60.00	20	120
		840
Total Options Written (Premiums received $8,517)		$4,548

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$29,208,369	$780,391 (1)	$227,699	(2)	$30,216,459
Investment Companies		87,642	—	—		87,642
Convertible Preferred Stocks		—	248,959	—		248,959
Preferred Stocks		—	49,875	—		49,875
Convertible Bonds		—	1,409,265	—		1,409,265
Corporate Bonds		—	18,318,939	2,113,247		20,432,186
Escrow Notes		—	20,000	—		20,000
Rights		1,350	—	—		1,350
Warrants		343,026	272,000	—		615,026
Purchased Options		12,256	—	—		12,256
Repurchase Agreements		—	19,432,909	—		19,432,909
Total Long Investments in Securities		$29,652,643	$40,532,338	$2,340,946		$72,525,927

Securities Sold Short:
Common Stocks		$(2,064,649)	$—	$—		$(2,064,649)
Investment Companies		(1,575,741)	—	—		(1,575,741)
Corporate Bonds		—	(765,303)	—		(765,303)
Total Securities Sold Short		$(3,640,390)	$(765,303)	$—		$(4,405,693)

Written Options		$(4,548)	$—	$—		$(4,548)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Coal Mining	$408,376
	Materials	13,361
	Primary Metal Manufacturing	27,727
	Publishing Industries (except Internet)	330,927
		$780,391

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Computer and Electronic Product Manufacturing	$227,069
	Mining (except Oil and Gas)	630
		$227,699

There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$476,469
Transfers out of Level 2		—
Net transfers in and/or out of Level 2		$476,469
A transfer was made into Level 2 due to a security being priced with observable market data.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09		$4,343,007	$—	$—
Accrued discounts/premiums		(54,271)	—	—
Realized gain (loss)		52,230	—	—
Change in unrealized appreciation
(depreciation)		(252,988)	—	—
Purchases		513,382	—	—
Sales		(1,806,990)	—	—
Transfer in and/or out of Level 3		(453,424)	—	—
Balance as of 3/31/10		$2,340,946	$—	$—

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2010		$(192,565)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Event Driven
Statement of Assets and Liabilities
Fair Values of derivative instruments as of March 31, 2010 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$12,256
Written Options			Written option contracts, at value	4,548
Total		$12,256		$4,548

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended March 31, 2010:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Purchased Options	$(46,650)
Written Options	40,586
Total	$(6,064)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Purchased Options	$8,996
Written Options	(1,252)
Total	$7,744

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
March 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.1%
Administrative and Support Services - 0.7%
Lender Processing Services, Inc.	14,274	$538,844
Ambulatory Health Care Services - 1.3%
Laboratory Corp. of America Holdings (a)	5,686	430,487
Omnicare, Inc.	11,680	330,427
Psychiatric Solutions, Inc. (a)	7,375	219,775
Total Ambulatory Health Care Services		980,689
Amusement, Gambling, and Recreation Industries - 0.5%
Bally Technologies, Inc. (a)	9,700	393,238
Beverage and Tobacco Product Manufacturing - 0.7%
Dr Pepper Snapple Group, Inc.	9,500	334,115
Philip Morris International, Inc.	3,522	183,708
Total Beverage and Tobacco Product Manufacturing		517,823
Building Material and Garden Equipment and Supplies Dealers - 2.0%
Home Depot, Inc.	24,800	802,280
Lowe's Cos., Inc.	29,200	707,808
Total Building Material and Garden Equipment and Supplies Dealers		1,510,088
Chemical Manufacturing - 7.0%
Agrium, Inc.	8,000	565,040
Amgen, Inc. (a)	22,669	1,354,700
Bristol-Myers Squibb Co.	25,780	688,326
Merck & Co., Inc.	16,435	613,847
Migao Corp. (a)	50,000	347,068
The Mosaic Co.	14,000	850,780
Pfizer, Inc.	42,930	736,250
Total Chemical Manufacturing		5,156,011
Computer and Electronic Product Manufacturing - 1.8%
Activision Blizzard, Inc.	10,877	131,176
Hologic, Inc. (a)	64,307	1,192,252
Total Computer and Electronic Product Manufacturing		1,323,428
Couriers and Messengers - 1.1%
United Parcel Service, Inc. - Class B	12,800	824,448
Credit Intermediation and Related Activities - 0.9%
SLM Corp. (a)	6,340	79,377
The Western Union Co.	32,675	554,168
Total Credit Intermediation and Related Activities		633,545
Data Processing, Hosting and Related Services - 0.7%
DST Systems, Inc. (a)	2,060	85,387
Fiserv, Inc. (a)	8,474	430,140
Total Data Processing, Hosting and Related Services		515,527
Electrical Equipment, Appliance, and Component Manufacturing - 0.4%
Catch The Wind, Inc. (a) (c)	148,000	289,982
Helix Wind Corp. Units (a) (c)	301,628	33,149
Total Electrical Equipment, Appliance, and Component Manufacturing		323,131
Food Manufacturing - 0.3%
Dean Foods Co. (a)	15,793	247,792
Forestry and Logging - 0.9%
Shanghai Songrui Forestry Products, Inc. (a)(c)(d)	660,000	649,830
General Merchandise Stores - 0.6%
Wal-Mart Stores, Inc.	7,500	417,000
Health and Personal Care Stores - 2.2%
CVS Caremark Corp.	34,728	1,269,656
McKesson Corp.	5,850	384,462
Total Health and Personal Care Stores		1,654,118
Machinery Manufacturing - 1.8%
Barnes Group, Inc.	14,900	289,805
China Wind Systems, Inc. (a) (c)	28,667	138,462
General Electric Co.	51,200	931,840
Total Machinery Manufacturing		1,360,107
Merchant Wholesalers, Durable Goods - 0.7%
Cardinal Health, Inc	4,749	171,106
Covidien PLC	7,413	372,726
Total Merchant Wholesalers, Durable Goods		543,832
Mining (except Oil and Gas) - 7.6%
Alpha Natural Resources, Inc. (a)	5,294	264,118
Arch Coal, Inc.	1,700	38,845
Avion Gold Corp. (a)	800,000	527,742
Barrick Gold Corp.	10,000	383,400
Canada Lithium Corp. (a)	175,000	91,321
Capital Gold Corp. (a)	50,000	173,000
Capstone Mining Corp. (a)	100,000	297,347
Dynasty Metals & Mining, Inc. (a)	30,000	116,969
HudBay Minerals, Inc. (a)	20,000	255,800
MagIndustries Corp. (a)	50,000	21,169
Mercator Minerals Ltd. (a)	150,000	376,606
Mirabela Nickel Ltd. (a)	40,000	92,960
Neo Material Technologies, Inc. (a)	50,000	195,441
Newmont Mining Corp.	5,500	280,115
Pacific Rubiales Energy Corp. (a)	25,000	485,650
Phoscan Chemical Corp. (a)	500,000	196,918
Potash Corp. of Saskatchewan, Inc.	3,000	358,050
Riversdale Mining Ltd. (a)	22,500	186,856
Teck Resources Ltd. - Class B (a)	12,000	522,720
Thompson Creek Metals Co., Inc. (a)	10,000	135,300
Tournigan Energy Ltd. (a)	1,000,000	246,100
Ur-Energy, Inc. (a)	75,000	63,000
Vale SA - ADR	10,000	321,900
Total Mining (except Oil and Gas)		5,631,327
Miscellaneous Manufacturing - 4.6%
Baxter International, Inc.	7,367	428,759
Beckman Coulter, Inc.	1,936	121,581
Becton Dickinson & Co.	11,860	933,738
Boston Scientific Corp. (a)	23,790	171,764
CardioNet, Inc. (a)	57,267	438,092
Thermo Fisher Scientific, Inc. (a)	25,300	1,301,432
Total Miscellaneous Manufacturing		3,395,366
Nonstore Retailers - 1.2%
Inergy	23,565	890,757
Oil and Gas Extraction - 4.5%
Alange Energy Corp. (a)	100,000	56,122
Anadarko Pete Corp.	5,000	364,150
BreitBurn Energy Partners LP (a)	9,234	137,771
Enterprise Products Partners LP	39,934	1,380,918
Far East Energy Corp. (a)	31,250	13,437
Linn Energy LLC	34,243	880,730
SandRidge Energy, Inc. (a)	26,127	201,178
Southwestern Energy Co. (a)	1,704	69,387
Walter Energy, Inc.	2,479	228,737
Total Oil and Gas Extraction		3,332,430
Paper Manufacturing - 2.0%
Sealed Air Corp.	38,900	820,012
Temple Inland, Inc.	31,800	649,674
Total Paper Manufacturing		1,469,686
Petroleum and Coal Products Manufacturing - 1.4%
ConocoPhillips	6,420	328,511
Frontier Oil Corp.	14,000	189,000
Transmontaigne Partners L P	8,587	233,910
Valero Energy Corp.	12,500	246,250
Total Petroleum and Coal Products Manufacturing		997,671
Pipeline Transportation - 11.4%
Copano Energy LLC	15,049	363,132
Enbridge Energy Partners LP	8,726	441,274
Kinder Morgan Energy Partners LP	20,635	1,349,942
Kinder Morgan Management LLC (a)	15,079	883,931
Magellan Midstream Partners LP	29,481	1,401,232
NuStar Energy LP	14,603	882,751
ONEOK Partners LP	7,218	442,247
Plains All American Pipeline LP	23,853	1,357,236
Targa Resources Partners LP	28,760	762,427
Williams Cos., Inc.	22,500	519,750
Total Pipeline Transportation		8,403,922
Primary Metal Manufacturing - 1.0%
Century Aluminum Co. (a)	5,500	75,680
Gibraltar Industries, Inc. (a)	12,500	157,625
Quanex Building Products Corp.	30,000	495,900
Total Primary Metal Manufacturing		729,205
Professional, Scientific, and Technical Services - 5.3%
Computer Sciences Corp. (a)	17,500	953,575
Exact Sciences Corp. (a)	7,200	32,040
Interpublic Group of Cos., Inc. (a)	73,500	611,520
Jacobs Engineering Group, Inc. (a)	9,300	420,267
Navigant Consulting, Inc. (a)	25,600	310,528
Omnicom Group, Inc.	21,100	818,891
Pharmaceutical Product Development, Inc.	25,254	599,782
Phase Forward, Inc. (a)	11,223	146,685
Verisign, Inc. (a)	2,111	54,907
Total Professional, Scientific, and Technical Services		3,948,195
Publishing Industries (except Internet) - 2.3%
Microsoft Corp.	12,500	365,875
News Corp.	65,700	946,737
Symantec Corp. (a)	21,918	370,852
Synopsys, Inc. (a)	2,034	45,501
Total Publishing Industries (except Internet)		1,728,965
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.0%
Petrodorado Energy Ltd. (a)	50,000	17,476
Specialty Trade Contractors - 0.2%
Pike Electric Corp. (a)	12,500	116,500
Support Activities for Mining - 0.5%
Transocean Ltd. (a)	4,241	366,338
Support Activities for Transportation - 0.7%
HUB Group, Inc. - Class A (a)	15,700	439,286
Martin Midstream Partners LP	2,797	86,959
Total Support Activities for Transportation		526,245
Telecommunications - 2.1%
AT&T, Inc.	20,652	533,648
Fidelity National Information Services, Inc.	20,860	488,959
Verizon Communications, Inc.	16,270	504,695
Total Telecommunications		1,527,302
Transportation Equipment Manufacturing - 2.2%
Lear Corp. (a)	12,402	984,099
United Technologies Corp.	4,400	323,884
Wabtec Corp.	8,300	349,596
Total Transportation Equipment Manufacturing		1,657,579
Truck Transportation - 1.4%
Knight Transportation, Inc.	16,700	352,203
Landstar Systems, Inc.	15,890	667,062
Total Truck Transportation		1,019,265
Utilities - 1.9%
Energy Transfer Partners LP	28,924	1,355,379
McKenzie Bay International Ltd. (a) (c)	1,190,000	46,410
Total Utilities		1,401,789
Water Transportation - 1.2%
Kirby Corp. (a)	20,400	778,260
TOTAL COMMON STOCKS (Cost $51,046,241)		$55,527,729

INVESTMENT COMPANIES - 1.7%
JPMorgan Alerian MLP Index	34,790	1,062,139
Semiconductor HOLDRs Trust	39	1,086
UltraShort MSCI Emerging Markets ProShares (a)	7,794	78,115
UltraShort Real Estate ProShares (a)	10,182	61,499
TOTAL INVESTMENT COMPANIES (Cost $1,227,092)		$1,202,839

WARRANTS - 0.0%
Shanghai Songrui Forestry Products Warrants
Expiration: June 2010, Exercise Price: $1.50 (a) (d)	330,000	0
TOTAL WARRANTS (Cost $0)		$0

	Contracts
PURCHASED OPTIONS - 0.7%
Call Options - 0.4%
Archer Daniels Midland Co.
Expiration: April 2010, Exercise Price: $29.00	150	6,000
Expiration: April 2010, Exercise Price: $30.00	50	650
AT&T, Inc.
Expiration: April 2010, Exercise Price: $26.00	225	3,375
Boston Scientific Corp.
Expiration: April 2010, Exercise Price: $15.00	175	1,750
Expiration: April 2010, Exercise Price: $17.50	50	125
Cameco Corp.
Expiration: April 2010, Exercise Price: $28.00	150	6,000
Chesapeake Energy Corp.
Expiration: July 2010, Exercise Price: $23.00	100	22,400
Comstock Resources, Inc.
Expiration: April 2010, Exercise Price: $35.00	100	1,500
Expiration: June 2010, Exercise Price: $40.00	100	3,250
Energizer Holdings, Inc.
Expiration: April 2010, Exercise Price: $60.00	85	26,562
Expiration: May 2010, Exercise Price: $65.00	24	4,200
Expedia, Inc.
Expiration: July 2010, Exercise Price: $22.50	75	24,750
Fiserv, Inc.
Expiration: June 2010, Exercise Price: $50.00	67	16,080
Expiration: June 2010, Exercise Price: $55.00	68	2,380
Freeport-McMoran Copper & Gold, Inc.
Expiration: April 2010, Exercise Price: $85.00	9	1,503
General Dynamics Corp.
Expiration: April 2010, Exercise Price: $75.00	50	13,500
Georgia Gulf Corp.
Expiration: May 2010, Exercise Price: $20.00	125	12,188
Goldcorp, Inc.
Expiration: April 2010, Exercise Price: $40.00	100	1,900
Hartford Financial Services Group, Inc.
Expiration: June 2010, Exercise Price: $28.00	125	27,250
Landstar Systems, Inc.
Expiration: July 2010, Exercise Price: $45.00	100	9,750
Molson Coors Brewing Co.
Expiration: May 2010, Exercise Price: $45.00	100	4,000
Pfizer, Inc.
Expiration: April 2010, Exercise Price: $18.00	250	1,500
Viacom, Inc.
Expiration: June 2010, Exercise Price: $30.00	125	60,000
The Western Union Co.
Expiration: August 2010, Exercise Price: $17.50	125	12,500
Xerox Co.
Expiration: July 2010, Exercise Price: $9.00	100	10,850
Expiration: July 2010, Exercise Price: $10.00	200	10,200
Total Call Options		284,163

Put Options - 0.3%
Agrium, Inc.
Expiration: April 2010, Exercise Price: $60.00	80	1,040
Alpha Natural Resources, Inc.
Expiration: April 2010, Exercise Price: $48.00	100	11,500
Arch Coal, Inc.
Expiration: April 2010, Exercise Price: $24.00	17	2,720
Barrick Gold Corp.
Expiration: April 2010, Exercise Price: $37.00	200	8,600
Century Aluminum Co.
Expiration: April 2010, Exercise Price: $15.00	78	12,090
Dr Pepper Snapple Group, Inc.
Expiration: April 2010, Exercise Price: $35.00	100	6,000
Freeport-McMoran Copper & Gold, Inc.
Expiration: May 2010, Exercise Price: $75.00	300	54,000
Frontier Oil Corp.
Expiration: April 2010, Exercise Price: $12.50	200	1,400
Home Depot, Inc.
Expiration: May 2010, Exercise Price: $33.00	85	11,305
IAMGOLD Corp.
Expiration: April 2010, Exercise Price: $12.50	300	5,250
iShares FTSE/Xinhua China 25 Index Fund
Expiration: April 2010, Exercise Price: $67.00	200	16,000
Market Vectors - Gold Miners ETF
Expiration: April 2010, Exercise Price: $43.00	25	1,575
The Mosaic Co.
Expiration: April 2010, Exercise Price: $60.00	100	18,500
Expiration: June 2010, Exercise Price: $55.00	200	44,200
Newmont Mining Corp.
Expiration: April 2010, Exercise Price: $49.00	50	2,750
Potash Corp. of Saskatchewan, Inc.
Expiration: April 2010, Exercise Price: $115.00	30	5,250
Teck Resources Ltd.
Expiration: April 2010, Exercise Price: $40.00	150	4,800
Vale SA
Expiration: June 2010, Exercise Price: $28.00	100	8,000
Valero Energy Corp.
Expiration: April 2010, Exercise Price: $19.00	200	4,600
Walter Energy, Inc.
Expiration: April 2010, Exercise Price: $80.00	100	3,500
Total Put Options		223,080

TOTAL PURCHASED OPTIONS (Cost $675,670)		$507,243

Total Investments (Cost $52,949,003) - 77.5%		$57,237,811

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 21.8%
J.P. Morgan
0.010%, dated 3/31/2010, due 4/1/2010
repurchase price $16,142,754 (b)	$16,142,750	16,142,750
TOTAL REPURCHASE AGREEMENTS (Cost $16,142,750)		$16,142,750

Other Assets in Excess of Liabilities - 0.7%		481,036
TOTAL NET ASSETS - 100.0%		$73,861,597

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Illiquid security identified by Investment Advisor. The market value of these securities total $1,157,833 which represents 1.6% of total net assets.
(d) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $649,830, which represents 0.9% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:
Cost of investments	$70,036,601
Gross unrealized appreciation	4,535,371
Gross unrealized depreciation	(1,191,411)
Net unrealized appreciation	$3,343,960

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Long/Short Equity
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

COMMON STOCKS	Shares	Value
Archer Daniels Midland Co.	20,000	$578,000
AT&T, Inc.	22,500	581,400
Autodesk, Inc.	1,520	44,718
Bob Evans Farms, Inc.	7,420	229,352
California Pizza Kitchen, Inc.	5,913	99,279
Cameco Corp.	15,000	411,150
CarMax, Inc.	1,710	42,955
Cerner Corp.	505	42,955
Energizer Holdings, Inc.	10,900	684,084
Ethan Allen Interiors, Inc.	2,930	60,446
ev3, Inc.	3,825	60,665
Fiserv, Inc.	13,500	685,260
Foot Locker, Inc.	4,439	66,763
General Dynamics Corp.	5,000	386,000
Haverty Furniture, Inc.	4,662	76,084
Hertz Global Holdings, Inc.	3,460	34,566
Intuitive Surgical, Inc.	303	105,483
Isle of Capri Casinos, Inc.	3,630	28,241
JOS A Bank Clothiers, Inc.	1,999	109,245
La-Z-Boy, Inc.	3,530	44,266
Marriott International, Inc.	1,286	40,531
Molson Coors Brewing Co. - Class B	10,000	420,600
Neogen Corp.	5,016	125,902
Panera Bread Co. - Class A	2,190	167,513
Peets Coffee & Tea, Inc.	5,104	202,374
Penske Auto Group, Inc.	3,908	56,353
Pfizer, Inc.	22,500	385,875
Robert Half International, Inc.	4,731	143,964
Scientific Games Corp. - Class A	22,500	316,800
Southwestern Energy Co.	7,400	301,328
Zoll Medical Corp.	7,654	201,760
TOTAL COMMON STOCK (Proceeds $6,342,002)		6,733,912

INVESTMENT COMPANIES
iShares Dow Jones U.S. Basic Materials Sector Index Fund	3,932	249,957
iShares Russell 2000 Index Fund	67,202	4,556,968
Semiconductor HOLDRs Trust	8,970	249,815
SPDR S&P 500 ETF Trust	7,200	842,328
SPDR S&P Homebuilders ETF	9,880	166,182
SPDR S&P Retail ETF	21,011	868,175
TOTAL INVESTMENT COMPANIES (Proceeds $6,722,975)		6,933,425
Total Securities Sold Short (Proceeds $13,064,977)		$13,667,337

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
March 31, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS
Dr Pepper Snapple Group, Inc.
Expiration: May 2010, Exercise Price: $40.00	100	$2,500
Goldcorp, Inc.
Expiration: April 2010, Exercise Price: $44.00	200	200
Hartford Financial Services Group, Inc.
Expiration: May 2010, Exercise Price: $30.00	125	11,125
Home Depot, Inc.
Expiration: May 2010, Exercise Price: $34.00	85	2,890
Newmont Mining Corp.
Expiration: April 2010, Exercise Price: $55.00	50	1,050
		17,765
PUT OPTIONS
Barrick Gold Corp.
Expiration: April 2010, Exercise Price: $40.00	100	19,100
The Dun & Bradstreet Corp.
Expiration: May 2010, Exercise Price: $65.00	152	3,040
Freeport-McMoran Copper & Gold, Inc.
Expiration: May 2010, Exercise Price: $80.00	150	48,750
Georgia Gulf Corp.
Expiration: May 2010, Exercise Price: $17.50	125	14,062
iShares FTSE/Xinhua China 25 Index Fund
Expiration: April 2010, Exercise Price: $63.00	200	3,000
Market Vectors - Gold Miners ETF
Expiration: April 2010, Exercise Price: $45.00	25	3,800
The Mosaic Co.
Expiration: April 2010, Exercise Price: $55.00	200	8,200
		99,952
Total Options Written (Premiums received $174,618)		$117,717

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$54,823,581	$21,169	$682,979	(1)	$55,527,729
Investment Companies	1,202,839	—	—		1,202,839
Purchased Options	507,243	—	—		507,243
Warrants	—	—	—	*	—
Repurchase Agreements	—	16,142,750	—		16,142,750
Total Investment in Securities	$56,533,663	$16,163,919	$682,979		$73,380,561

Securities Sold Short:
Common Stocks	$(6,733,912)	$—	$—		$(6,733,912)
Investment Companies	(6,933,425)	—	—		(6,933,425)
Total Securities Sold Short	$(13,667,337)	$—	$—		$(13,667,337)

Written Options	$(117,717)	$—	$—		$(117,717)

* Warrants are valued at $0

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Electrical Equipment, Appliance, and Component Manufacturing	$33,149
Forestry and Logging	649,830
	$682,979

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09	$631,066	—	—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)	(304,008)	—	—
Purchases	355,921	—	—
Sales	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 3/31/10	$682,979	$—	$—

Change in unrealized appreciation/depreciation during the
period for level 3 investments held at March 31, 2010	$(304,008)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Long/Short Equity
Statement of Assets and Liabilities
Fair Values of derivative instruments as of March 31, 2010 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts
Purchased Options	Investments	$507,243
Written Options			Written option contracts, at value	117,717
Total		$507,243		$117,717

Statement of Operations

The effect of derivative instruments on the Statement of Operations for period ended March 31, 2010:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Purchased Options	$(830,549)
Written Options	153,232
Total	$(677,317)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Purchased Options	$278,718
Written Options	53,617
Total	$332,335

Underlying Funds Trust
Market Neutral Equity
Schedule of Investments
March 31, 2010 (Unaudited)

COMMON STOCKS - 85.8%	Shares	Value
Administrative and Support Services - 1.3%
ABM Industries, Inc.	1,274	$27,009
Barrett Business Services, Inc.	4,504	61,074
Cornell Cos., Inc. (a)	3,092	56,614
Equifax, Inc.	4,950	177,210
The Geo Group, Inc. (a)	6,176	122,408
Lender Processing Services, Inc.	2,900	109,475
Protection One, Inc. (a)	2,824	32,307
Rollins, Inc.	6,000	130,080
Total Administrative and Support Services		716,177

Air Transportation - 0.6%
Bristow Group, Inc. (a)	3,761	141,903
Finmeccanica SpA	6,900	92,077
Pinnacle Airlines Corp. (a)	3,815	28,345
Skywest, Inc.	3,684	52,608
Total Air Transportation		314,933

Ambulatory Health Care Services - 0.5%
Amsurg Corp. (a)	5,892	127,208
NovaMed, Inc. (a)	3,501	11,903
Quest Diagnostics, Inc.	1,500	87,435
US Physical Therapy, Inc. (a)	2,652	46,145
Total Ambulatory Health Care Services		272,691

Amusement, Gambling, and Recreation Industries - 0.2%
Global Payments, Inc.	3,100	141,205
Animal Slaughtering and Processing - 0.2%
ConAgra Foods, Inc.	5,100	127,857
Apparel Manufacturing - 0.5%
Jones Apparel Group, Inc.	4,490	85,400
Maidenform Brands, Inc. (a)	6,647	145,237
Under Armour, Inc. - Class A (a)	897	26,381
Unifirst Corp.	407	20,960
Total Apparel Manufacturing		277,978

Beverage and Tobacco Product Manufacturing - 1.1%
Coca Cola Enterprises, Inc.	6,940	191,960
Imperial Tobacco Group PLC	3,500	106,756
National Beverage Corp.	4,981	55,389
PepsiCo, Inc.	2,560	169,369
Toyo Suisan Kaisha Ltd.	5,000	129,319
Total Beverage and Tobacco Product Manufacturing		652,793

Broadcasting (except Internet) - 0.7%
Grupo Televisa SA - ADR	8,240	173,205
Mediacom Communications Corp. - Class A (a)	14,001	83,306
PagesJaunes Groupe	14,300	164,211
Total Broadcasting (except Internet)		420,722

Building Material and Garden Equipment and Supplies Dealers - 0.1%
Interline Brands, Inc. (a)	1,512	28,940
Titan Machinery, Inc. (a)	2,598	35,566
Total Building Material and Garden Equipment and Supplies Dealers		64,506

Chemical Manufacturing - 5.5%
A Schulman, Inc.	3,758	91,958
Akzo Nobel NV	3,600	205,168
Alberto-Culver Co.	2,920	76,358
BASF SE	2,500	155,055
Dendreon Corp. (a)	4,150	151,350
DIC Corp.	69,000	149,085
Givaudan SA	193	169,314
HB Fuller Co.	2,213	51,364
Hospira, Inc. (a)	1,900	107,635
IDEXX Laboratories, Inc. (a)	2,600	149,630
International Flavors & Fragrances, Inc.	2,900	138,243
KMG Chemicals, Inc.	6,393	112,389
Landec Corp. (a)	8,465	56,123
Life Technologies Corp. (a)	5,710	298,462
Mitsubishi Chemical Holdings Corp.	23,500	120,152
Mitsui Chemicals, Inc.	42,000	127,137
NBTY, Inc. (a)	3,050	146,339
Nutraceutical International Corp. (a)	1,727	25,801
OM Group, Inc. (a)	475	16,093
PG Industries, Inc.	2,250	147,150
Quidel Corp. (a)	2,659	38,662
Rengo Co.	26,000	152,958
Shiseido Co. Ltd.	8,000	173,708
Showa Denko KK	54,000	121,874
Shuffle Master, Inc. (a)	2,899	23,743
Usana Health Sciences, Inc. (a)	1,080	33,923
Westlake Chemical Corp.	2,630	67,828
Total Chemical Manufacturing		3,107,502

Clothing and Clothing Accessories Stores - 1.5%
Aeropostale, Inc. (a)	5,625	162,169
Benetton Group SPA	17,600	145,957
Gap, Inc.	5,250	121,327
Limited Brands, Inc.	6,300	155,106
Ross Stores, Inc.	2,650	141,696
TJX Cos., Inc.	3,540	150,521
Total Clothing and Clothing Accessories Stores		876,776

Commercial Services & Supplies - 0.6%
G4S Security Services	40,300	159,921
Securitas AB	16,100	171,689
Total Commercial Services & Supplies		331,610

Computer and Electronic Product Manufacturing - 8.2%
Altera Corp.	10,830	263,277
ATMI, Inc. (a)	7,854	151,661
AXT, Inc. (a)	7,627	24,330
Cabot Microelectronics Corp. (a)	1,907	72,142
Celestica, Inc. (a)	11,500	125,695
Cirrus Logic, Inc. (a)	4,548	38,158
Cisco Systems, Inc. (a)	5,030	130,931
CPI International, Inc. (a)	3,979	52,762
Cree, Inc. (a)	2,200	154,484
CTS Corp.	3,415	32,169
Cyberonics, Inc. (a)	4,433	84,936
Dolby Laboratories, Inc. - Class A (a)	2,700	158,409
EMC Corp./Massachusetts (a)	7,470	134,759
Emulex Corp. (a)	2,710	35,989
Fossil, Inc. (a)	6,430	242,668
Globecomm Systems, Inc. (a)	10,834	83,313
GSI Technology, Inc. (a)	15,950	74,327
GT Solar International, Inc. (a)	5,898	30,847
Hewlett-Packard Co.	3,580	190,277
Imation Corp. (a)	13,683	150,650
Intel Corp.	6,000	133,560
International Business Machines Corp.	860	110,295
International Rectifier Corp.	4,878	111,706
Jabil Circuit, Inc.	4,530	73,341
Kopin Corp. (a)	39,860	147,482
Lattice Semiconductor Corp. (a)	14,400	52,848
Measurement Specialties, Inc. (a)	1,882	27,684
Micrel, Inc.	14,445	153,984
Micron Technology, Inc. (a)	3,250	33,767
Molex, Inc.	3,970	82,814
NetApp, Inc. (a)	4,830	157,265
NVIDIA Corp. (a)	8,700	151,206
Park Electrochemical Corp.	1,138	32,706
Pericom Semiconductor Corp. (a)	6,518	69,808
Rimage Corp. (a)	5,861	84,750
RTI Biologics, Inc. (a)	23,373	101,205
SanDisk Corp. (a)	1,200	41,556
Seagate Technology, Inc. (a)	7,300	133,298
Spectranetics Corp. (a)	1,893	13,081
SRS Labs, Inc. (a)	13,568	134,866
STMicroelectronics NV - ADR	8,100	79,866
Tyco International Ltd	3,460	132,345
Universal Electronics, Inc. (a)	2,262	50,533
Western Digital Corp. (a)	3,650	142,313
Xilinx, Inc.	6,750	172,125
Total Computer and Electronic Product Manufacturing		4,656,188

Construction - 1.7%
AMEC PLC	13,500	163,685
Brookfield Homes Corp. (a)	1,154	10,086
Daito Trust Construction Co. Ltd.	3,300	159,193
GS Yuasa Corp.	24,000	161,985
JGC Corp.	9,000	160,573
Kinden Corp.	18,000	157,685
Noble Group Ltd.	70,000	153,115
Total Construction		966,322

Construction of Buildings - 0.8%
Hill International, Inc. (a)	18,986	110,688
Kandenko Co. Ltd.	23,000	146,133
Lennar Corp. - Class A	3,340	57,482
Standard Pacific Corp. (a)	9,339	42,212
Titan Cement Co. SA	4,700	124,423
Total Construction of Buildings		480,938

Couriers and Messengers - 0.2%
United Parcel Service, Inc. - Class B	1,820	117,226
Credit Intermediation and Related Activities - 4.6%
Advance America Cash Advance Centers, Inc.	7,976	46,420
Alliance Financial Corp.	743	21,904
Bancfirst Corp.	3,123	130,885
Bank of Hawaii Corp.	2,500	112,375
BankFinancial Corp.	14,847	136,147
BCO Espirito Santo SA	15,200	82,120
Beacon Federal Bancorp, Inc.	11,827	103,545
Cash America International, Inc.	371	14,647
Commerce Bancshares, Inc.	1,280	52,659
Credit Suisse Group AG - ADR	1,600	82,208
ESB Financial Corp.	2,335	30,098
Fifth Street Finance Corp.	2,828	32,833
Fortis-Europa SM	22,400	79,751
Heartland Financial USA, Inc.	4,986	79,626
Investors Bancorp, Inc. (a)	6,046	79,807
Merchants Bancshares, Inc.	2,238	48,587
Meridian Interstate Bancorp, Inc. (a)	14,627	152,121
NASB Financial, Inc.	1,766	40,830
National Bankshares, Inc.	2,930	79,843
Net 1 UEPS Technologies, Inc. (a)	6,678	122,808
NewAlliance Bancshares, Inc.	11,284	142,404
Northfield BanCorp, Inc.	7,637	110,584
Northrim Bancorp, Inc.	8,387	143,250
Penns Woods Bancorp, Inc.	2,559	85,854
PHH Corp. (a)	1,331	31,372
Provident Financial, Inc.	12,300	161,921
Provident New York Bancorp	7,357	69,744
QC Holdings, Inc.	15,998	82,710
Rockville Financial, Inc.	5,719	69,715
Trustco Bank Corp. NY	18,530	114,330
Washington Trust Bancorp, Inc.	3,354	62,519
Wintrust Financial Corp.	1,222	45,471
Total Credit Intermediation and Related Activities		2,649,088

Data Processing, Hosting and Related Services - 0.6%
Fiserv, Inc. (a)	2,900	147,204
Red Hat, Inc. (a)	5,750	168,303
Total Data Processing, Hosting and Related Services		315,507

Educational Services - 0.5%
Career Education Corp. (a)	4,200	132,888
Learning Tree International, Inc. (a)	2,656	37,370
Lincoln Educational Services Corp. (a)	3,570	90,321
Strayer Education, Inc.	200	48,704
Total Educational Services		309,283

Electrical Equipment, Appliance, and Component Manufacturing - 1.3%
AO Smith Corp.	3,467	182,260
Chase Corp.	2,053	25,909
Emerson Electric Co.	3,650	183,741
Exide Technologies (a)	3,921	22,546
Helen Of Troy Ltd. (a)	1,144	29,812
Hitachi Ltd. (a)	21,000	78,394
LSI Industries, Inc.	8,005	54,594
Philips Electronics N.V.	5,200	166,736
Total Electrical Equipment, Appliance, and Component Manufacturing		743,992

Electronics and Appliance Stores - 0.5%
Best Buy Co., Inc.	3,680	156,547
PC Connection, Inc. (a)	2,274	14,099
Reading International, Inc. (a)	16,708	71,343
Rex Stores Corp. (a)	1,357	21,984
Total Electronics and Appliance Stores		263,973

Fabricated Metal Product Manufacturing - 0.3%
Ducommun, Inc.	6,077	127,678
Watts Water Technologies, Inc. - Class A	482	14,971
Total Fabricated Metal Product Manufacturing		142,649

Food & Beverage Stores - 0.3%
Delhaize Group	2,000	160,728
Food Manufacturing - 1.9%
Corn Products International, Inc.	4,070	141,066
Hain Celestial Group, Inc. (a)	5,560	96,466
HJ Heinz Co.	8,430	384,492
The JM Smucker Co.	1,850	111,481
Kraft Foods, Inc.	6,040	182,650
Nestle SA - ADR	3,200	163,840
Total Food Manufacturing		1,079,995

Food Services and Drinking Places - 1.7%
Bob Evans Farms, Inc.	766	23,677
Brinker International, Inc.	9,430	181,810
The Cheesecake Factory, Inc. (a)	5,300	143,418
Dominos Pizza, Inc. (a)	10,026	136,755
Nathan's Famous, Inc. (a)	2,085	32,297
OPAP SA	6,200	140,684
Papa John's International, Inc. (a)	1,345	34,580
Starbucks Corp. (a)	7,700	186,879
Texas Roadhouse, Inc. (a)	6,254	86,868
Total Food Services and Drinking Places		966,968

Funds, Trusts, and Other Financial Vehicles - 0.3%
Dynex Capital, Inc.	16,318	146,862
Furniture and Home Furnishings Stores - 0.2%
Haverty Furniture, Inc.	5,686	92,796
Furniture and Related Product Manufacturing - 0.4%
HNI Corp.	5,000	133,150
Sealy Corp. (a)	10,945	38,307
Steelcase, Inc.	5,617	36,342
Total Furniture and Related Product Manufacturing		207,799

General Freight Trucking - 0.3%
JB Hunt Transportation Services, Inc.	5,200	186,576
General Merchandise Stores - 0.7%
Big Lots, Inc. (a)	3,890	141,674
Dollar Tree, Inc. (a)	2,770	164,039
Macy's, Inc.	3,250	70,753
Total General Merchandise Stores		376,466

Grocery Stores - 0.3%
Ruddick Corp.	4,806	152,062
Health and Personal Care Stores - 1.1%
Express Scripts, Inc. (a)	1,800	183,168
McKesson Corp.	1,570	103,180
Medco Health Solutions, Inc. (a)	2,910	187,870
Schein Henry, Inc. (a)	2,200	129,580
Total Health and Personal Care Stores		603,798

Heavy and Civil Engineering Construction - 0.4%
Great Lakes Dredge & Dock Corp.	23,945	125,711
Preformed Line Products Co.	2,557	97,550
Total Heavy and Civil Engineering Construction		223,261

Hospitals - 0.3%
Magellan Health Services, Inc. (a)	3,088	134,266
Tenet Healthcare Corp. (a)	8,792	50,290
Total Hospitals		184,556

Insurance Carriers and Related Activities - 2.7%
Aflac, Inc.	3,960	214,988
Allianz SE	1,300	162,996
Amlin PLC	32,000	188,461
eHealth, Inc. (a)	7,818	123,134
First Mercury Financial Corp.	2,811	36,627
Fondiaria-sai SpA	8,700	91,421
Health Net, Inc. (a)	2,230	55,460
Horace Mann Educators Corp.	7,641	115,073
Muenchener Rueckversicherungs-Gesellschaft AG	1,200	194,738
NYMAGIC, Inc.	6,977	148,122
Sampo OYJ	3,600	95,497
Selective Insurance Group, Inc.	6,591	109,411
Total Insurance Carriers and Related Activities		1,535,928

Leather and Allied Product Manufacturing - 0.3%
Lacrosse Footwear, Inc.	3,052	46,848
The Timberland Co. - Class A (a)	3,220	68,715
Wolverine World Wide, Inc.	1,125	32,805
Total Leather and Allied Product Manufacturing		148,368

Machinery Manufacturing - 2.7%
Alamo Group, Inc.	4,181	83,578
Applied Materials, Inc.	11,190	150,841
Blount International, Inc. (a)	1,655	17,146
Cummins, Inc.	2,210	136,910
Cymer, Inc. (a)	1,450	54,085
Deere & Co.	4,060	241,408
Esterline Technologies Corp. (a)	393	19,426
Graco, Inc.	5,250	168,000
Gulf Island Fabrication, Inc.	3,404	74,037
Illinois Tool Works, Inc.	2,900	137,344
Mitsui Engineering & Shipbuilding Co. Ltd.	67,000	166,980
Newport Corp. (a)	4,270	53,375
Nordson Corp.	2,800	190,176
Standex International Corp.	1,943	50,071
Total Machinery Manufacturing		1,543,377

Management of Companies and Enterprises - 1.1%
American Equity Investment Life Holding Co.	8,370	89,140
Cardinal Financial Corp.	14,272	152,425
CNB Financial Corp.	2,370	36,593
Dime Community Bancshares	3,522	44,483
Hallmark Financial Services, Inc. (a)	15,557	140,013
Simmons First National Corp.	3,852	106,200
Tompkins Financial Corp.	1,769	64,533
Total Management of Companies and Enterprises		633,387

Merchant Wholesalers, Durable Goods - 1.2%
Audiovox Corp. - Class A (a)	1,059	8,239
Brightpoint, Inc. (a)	10,313	77,657
Covidien PLC	2,470	124,192
Dorman Products, Inc. (a)	5,850	111,091
PSS World Medical, Inc. (a)	4,757	111,837
WW Grainger, Inc.	2,400	259,488
Total Merchant Wholesalers, Durable Goods		692,504

Merchant Wholesalers, Nondurable Goods - 0.9%
AmerisourceBergen Corp.	5,360	155,011
Herbalife Ltd.	4,250	196,010
Schiff Nutrition International, Inc.	3,441	28,148
Sigma-Aldrich Corp.	2,550	136,833
Total Merchant Wholesalers, Nondurable Goods		516,002

Mining (except Oil and Gas) - 2.2%
Barrick Gold Corp. (a)	2,100	80,514
Boliden AB	5,500	78,608
Cia De Minas Buenaventura SA - ADR	5,000	154,850
Fortescue Metals Group Ltd. (a)	33,600	151,082
Gold Fields Ltd. - ADR	14,500	182,990
Golden Star Resources Ltd. (a)	11,732	45,403
Hecla Mining Co. (a)	7,916	43,301
Kazakhmys PLC	5,000	115,861
Maruichi Steel Tube Ltd.	7,700	156,158
Mitsui Mining & Smelting Co. Ltd.	38,000	113,809
Southern Copper Corp.	4,250	134,597
Total Mining (except Oil and Gas)		1,257,173

Miscellaneous Manufacturing - 2.6%
American Medical Systems Holdings, Inc. (a)	2,752	51,132
Beckman Coulter, Inc.	2,250	141,300
Cantel Medical Corp.	3,709	73,624
Conmed Corp. (a)	3,295	78,454
Invacare Corp.	2,073	55,018
Kinetic Concepts, Inc. (a)	3,400	162,554
Medical Action Industries, Inc. (a)	5,030	61,718
Merit Medical Systems, Inc. (a)	5,019	76,540
Micrus Endovascular Corp. (a)	617	12,167
Nalco Holding Co.	7,000	170,310
NewMarket Corp.	781	80,435
Oil-Dri Corp. of America	3,799	73,435
Smith & Nephew PLC - ADR	1,600	80,096
Sport Supply Group, Inc.	8,310	111,686
Stryker Corp.	2,400	137,328
WMS Industries, Inc.	3,400	142,596
Total Miscellaneous Manufacturing		1,508,393

Miscellaneous Store Retailers - 0.6%
Ashland, Inc.	3,570	188,389
PetSmart, Inc.	5,100	162,996
Total Miscellaneous Store Retailers		351,385

Monetary Authorities-Central Bank - 0.2%
Westamerica Bancorporation	2,300	132,595
Motor Vehicle Parts Manufacturing - 0.1%
Lennox International, Inc.	1,300	57,616
Nursing and Residential Care Facilities - 0.2%
Assisted Living Concepts, Inc. (a)	1,343	44,104
The Ensign Group, Inc.	4,584	79,441
Total Nursing and Residential Care Facilities		123,545

Office Supplies, Stationery, and Gift Stores - 0.3%
Staples, Inc.	6,300	147,357
Oil and Gas Extraction - 1.3%
Adams Resources & Energy, Inc.	1,016	17,780
El Paso Corp.	10,900	118,156
EnCana Corp.	2,400	74,472
Forest Oil Corp. (a)	5,000	129,100
InterOil Corp. (a)	1,700	110,160
Petroquest Energy, Inc. (a)	4,857	24,431
Southwestern Energy Co. (a)	3,200	130,304
Statoil ASA - ADR (a)	4,800	111,984
Total Oil and Gas Extraction		716,387

Other Information Services - 0.4%
Expedia, Inc. (a)	5,850	146,016
Internet Brands, Inc. (a)	2,216	20,431
NIC, Inc.	8,611	67,769
Total Other Information Services		234,216

Paper Manufacturing - 0.9%
Clearwater Paper Corp. (a)	509	25,068
Graphic Packaging Holding Co. (a)	20,265	73,157
Greif, Inc.	2,900	159,268
Sonoco Products Co.	4,300	132,397
Wausau Paper Corp. (a)	12,252	104,632
Total Paper Manufacturing		494,522

Personal and Laundry Services - 0.1%
The Knot, Inc. (a)	5,436	42,510
Steiner Leisure Ltd. (a)	550	24,376
Total Personal and Laundry Services		66,886

Pharmaceutical and Medicine Manufacturing - 2.5%
Actelion Ltd. (a)	2,500	113,738
Bristol-Myers Squibb Co.	7,290	194,643
Colgate-Palmolive Co.	2,400	204,624
H. Lundbeck A/S	8,800	165,884
Johnson & Johnson	3,170	206,684
Novartis AG	2,100	113,610
Teva Pharmaceutical Industries Ltd.	3,440	216,995
Valeant Pharmaceuticals International (a)	5,100	218,841
Total Pharmaceutical and Medicine Manufacturing		1,435,019
Plastics and Rubber Products Manufacturing - 0.0%
GenCorp, Inc. (a)	3,835	22,090
Primary Metal Manufacturing - 0.3%
Alumina Ltd. - ADR	17,600	110,176
Mueller Industries, Inc.	2,714	72,708
Total Primary Metal Manufacturing		182,884

Printing and Related Support Activities - 1.7%
American Greetings Corp. - Class A	3,456	72,023
Courier Corp.	8,623	142,366
Dai Nippon Printing Co. Ltd.	13,000	175,623
Deluxe Corp.	15,301	297,145
Ennis, Inc.	1,417	23,055
Innerworkings, Inc. (a)	5,528	28,746
Multi-Color Corp.	7,251	86,867
RR Donnelley & Sons Co.	6,330	135,145
Total Printing and Related Support Activities		960,970

Professional, Scientific, and Technical Services - 5.0%
Advent Software, Inc. (a)	3,100	138,725
Alliance Data Systems Corp. (a)	2,650	169,573
Allscripts-Misys Healtcare Solutions, Inc. (a)	7,350	143,766
Bio-Rad Laboratories, Inc. - Class A (a)	2,500	258,800
CACI International, Inc. - Class A (a)	2,485	121,392
Cambrex Corp. (a)	18,768	76,010
Cerner Corp. (a)	2,250	191,385
Convergys Corp. (a)	6,825	83,675
Diamond Management & Technology Consultants, Inc.	1,981	15,551
DynCorp International, Inc. - Class A (a)	5,573	64,034
F5 Networks, Inc. (a)	3,050	187,606
Factset Research Systems, Inc.	2,700	198,099
Genpact Ltd. (a)	9,700	162,669
Inventiv Health, Inc. (a)	2,970	66,706
JDA Software Group, Inc. (a)	2,250	62,595
Korn/Ferry International (a)	3,600	63,540
Mastercard, Inc. - Class A	470	119,380
MAXIMUS, Inc.	516	31,440
ModusLink Global Solutions, Inc. (a)	5,731	48,312
Parexel International Corp. (a)	4,530	105,594
priceline.com, Inc. (a)	860	219,300
Sonus Networks, Inc. (a)	11,330	29,571
SRA International, Inc. - Class A (a)	4,535	94,283
ValueClick, Inc. (a)	2,800	28,392
VMware, Inc. - Class A (a)	3,650	194,545
Total Professional, Scientific, and Technical Services		2,874,943

Publishing Industries (except Internet) - 2.3%
ActivIdentity Corp. (a)	26,752	75,976
Adobe Systems, Inc. (a)	4,700	166,239
American Software, Inc. - Class A	4,799	27,882
Art Technology Group, Inc. (a)	12,981	57,246
Double-Take Software, Inc. (a)	7,609	67,796
infoGROUP, Inc. (a)	3,676	28,673
Manhattan Associates, Inc. (a)	4,004	102,022
MICROS Systems, Inc. (a)	4,550	149,604
MSCI, Inc. (a)	1,660	59,926
Nuance Communications, Inc. (a)	4,340	72,217
Oracle Corp.	5,520	141,809
Quest Software, Inc. (a)	3,253	57,871
Renaissance Learning, Inc.	5,080	82,448
RightNow Technologies, Inc. (a)	994	17,753
Scholastic Corp.	4,509	126,252
Unica Corp. (a)	5,848	51,989
Total Publishing Industries (except Internet)		1,285,703

Pulp, Paper, and Paperboard Mills - 0.2%
Potlatch Corp.	3,700	129,648
Rail Transportation - 0.3%
Union Pacific Corp.	2,620	192,046
Real Estate - 1.7%
Acadia Realty Trust	5,764	102,945
Capstead Mortgage Corp.	1,012	12,104
Felcor Lodging Trust, Inc.	4,420	25,194
Getty Realty Corp.	6,563	153,574
Gladstone Commercial Corp.	1,227	17,730
Hatteras Financial Corp.	1,560	40,201
Monmouth Real Estate Investment Corp. - Class A	11,810	99,322
National Health Investors, Inc.	1,715	66,473
Newcastle Investment Corp. (a)	5,364	17,326
Redwood Trust, Inc.	3,547	54,695
UMH Properties, Inc.	3,661	29,910
UOL Group Ltd.	61,000	170,056
Ventas, Inc.	3,600	170,928
Total Real Estate		960,458

Rental and Leasing Services - 0.3%
AMERCO (a)	843	45,766
Electro Rent Corp.	6,999	91,897
Textainer Group Holdings Ltd.	2,870	61,849
Total Rental and Leasing Services		199,512

Retail Trade - 0.3%
Kingfisher PLC	49,200	160,073
Scheduled Air Transportation - 0.2%
Continental Airlines, Inc.	6,200	136,214
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.2%
Diamond Hill Investment Group, Inc.	221	15,161
Epoch Holding Corp.	5,333	60,210
IntercontinentalExchange, Inc. (a)	1,100	123,398
Janus Capital Group, Inc.	7,350	105,031
MarketAxess Holdings, Inc.	2,870	45,145
Piper Jaffray Cos. (a)	811	32,683
Rewards Network, Inc.	5,024	67,322
T. Rowe Price Group, Inc.	3,200	175,776
WesBanco, Inc.	4,994	81,202
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities		705,928

Semiconductor and Other Electronic Component Manufacturing - 0.1%
Analog Devices, Inc.	1,970	56,775
Software & Services - 0.6%
Indra Sistemas SA	6,700	137,370
IT Holdings Corp.	14,600	177,717
Total Software & Services		315,087

Software Publishers - 0.3%
Logica PLC	89,100	184,560
Sporting Goods, Hobby, Book, and Music Stores - 0.3%
Jo-Ann Stores, Inc. (a)	482	20,235
Schindler-Holdings AG	1,500	132,018
Winmark Corp. (a)	743	17,059
Total Sporting Goods, Hobby, Book, and Music Stores		169,312

Support Activities for Mining - 0.7%
Gazprom OAO - ADR (a)	5,200	122,044
Oceaneering International, Inc. (a)	2,800	177,772
W&T Offshore, Inc.	10,624	89,242
Warren Resources, Inc. (a)	10,691	26,941
Total Support Activities for Mining		415,999

Support Activities for Transportation - 0.4%
Expeditors International of Washington, Inc.	1,450	53,534
Grupo Aeroportuario Del Sureste - ADR	3,100	160,735
Total Support Activities for Transportation		214,269

Telecommunications - 3.2%
American Tower Corp. (a)	4,000	170,440
AT&T, Inc.	6,020	155,557
Bouygues SA	3,300	165,896
BT Group PLC - ADR	8,400	157,164
Cincinnati Bell, Inc. (a)	29,438	100,383
Cogent Communications Group, Inc. (a)	4,116	42,847
Consolidated Communications Holdings, Inc.	3,210	60,862
Earthlink, Inc.	8,542	72,949
Equinix, Inc. (a)	1,600	155,744
Hellenic Telecommunications Organization SA	13,500	167,569
Infospace, Inc. (a)	1,746	19,293
Telecom Italia SPA	136,600	154,057
Turkcell Iletisim Hizmet AS - ADR	4,900	73,794
Vivendi SA	5,400	144,522
Vodafone Group PLC - ADR	7,140	166,291
Total Telecommunications		1,807,368

Transportation Equipment Manufacturing - 3.2%
Arctic Cat, Inc. (a)	4,739	51,418
Briggs & Stratton Corp.	5,114	99,723
Eaton Corp.	1,580	119,717
Federal Signal Corp.	2,800	25,228
Ford Motor Co. (a)	6,800	85,476
Gentex Corp.	2,560	49,715
Goodrich Corp.	1,900	133,988
Johnson Controls, Inc.	3,680	121,403
Miller Industries, Inc. (a)	5,783	71,883
Navistar International Corp. (a)	3,500	156,555
Nippon Express Co. Ltd.	27,000	116,098
Rockwell Collins, Inc.	2,300	143,957
SMRT Corp. Ltd.	59,000	86,036
Todd Shipyards Corp.	6,380	104,823
United Technologies Corp.	2,480	182,553
WABCO Holdings, Inc.	5,250	157,080
Yamato Holdings Co. Ltd.	7,000	98,385
Total Transportation Equipment Manufacturing		1,804,038

Truck Transportation - 0.3%
Dynamex, Inc. (a)	1,603	27,571
Werner Enterprises, Inc.	5,857	135,707
Total Truck Transportation		163,278

Utilities - 2.6%
Central Vermont Public Service Corp.	5,086	102,585
Drax Group PLC	26,800	151,939
E.ON AG	4,500	166,141
EDP - Energias de Portugal SA	42,000	166,949
El Paso Electric Co. (a)	1,446	29,788
Enersis SA - ADR	2,900	57,971
EQT Corp.	3,800	155,800
IDACORP, Inc.	968	33,512
Insituform Technologies, Inc. - Class A (a)	2,210	58,808
ITC Holdings Corp.	3,100	170,500
NorthWestern Corp.	711	19,062
OGE Energy Corp.	5,380	209,497
PNM Resources, Inc.	2,974	37,264
Southwest Gas Corp.	3,653	109,298
Unisource Energy Corp.	971	30,528
Total Utilities		1,499,642

Waste Management and Remediation Services - 0.2%
EnergySolutions, Inc.	12,900	82,947
Perma-Fix Environmental Services, Inc. (a)	19,905	44,587
Total Waste Management and Remediation Services		127,534

Water Transportation - 0.4%
Frontline Ltd.	3,200	98,016
Seadrill Ltd. (a)	6,800	158,467
Total Water Transportation		256,483
Wholesale Electronic Markets and Agents and Brokers - 0.0%
Scansource, Inc. (a)	488	14,045
Wired Telecommunications Carriers - 0.3%
Valmont Industries, Inc.	2,050	169,802

TOTAL COMMON STOCKS (Cost $42,765,410)		$48,935,104

INVESTMENT COMPANIES - 0.3%
Financial Select Sector SPDR Fund	6,900	110,193
SPDR KBW Regional Banking ETF	2,250	58,995
TOTAL INVESTMENT COMPANIES (Cost $155,059)		$169,188

Total Investments (Cost $42,920,469) - 86.1%		$49,104,292

	Principal
	Amount
REPURCHASE AGREEMENTS - 11.3%
J.P. Morgan
0.010%, dated 3/31/2010, due 04/01/2010
repurchase price $6,453,071 (b)	$6,453,069	6,453,069
TOTAL REPURCHASE AGREEMENTS (Cost $6,453,069)		$6,453,069

Other Assets in Excess of Liabilities - 2.6%		1,482,456
TOTAL NET ASSETS - 100.0%		$57,039,817

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:
Cost of investments	$50,067,005
Gross unrealized appreciation	6,072,194
Gross unrealized depreciation	(581,838)
Net unrealized appreciation	$5,490,356

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Market Neutral Equity
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

COMMON STOCK	Shares	Value
1st Source Corp.	6,309	$110,723
Abington Bancorp, Inc.	15,900	125,610
Acacia Research - Acacia Technologies	1,773	19,202
Accor SA	3,200	177,033
Accuray, Inc.	4,426	26,954
Aceto Corp.	4,609	27,838
Acuity Brands, Inc.	500	21,105
Administaff, Inc.	5,224	111,480
Admiral Group PLC	8,200	164,254
ADTRAN, Inc.	5,687	149,852
Advance Auto Parts, Inc.	1,930	80,906
Aecom Technology Corp.	4,350	123,409
Aerovironment, Inc.	4,649	121,385
Aetna, Inc.	6,140	215,575
Agnico Eagle Mines Ltd.	3,000	167,010
Air France-KLM	10,500	165,999
Akamai Technologies, Inc.	5,600	175,896
Alico, Inc.	3,605	91,026
Allete, Inc.	3,501	117,213
Allis-Chalmers Energy, Inc.	3,357	11,884
Alloy, Inc.	4,831	39,614
Alon USA Energy, Inc.	3,277	23,758
AM Castle & Co.	3,511	45,924
Amada Co. Ltd.	17,000	142,561
American Vanguard Corp.	13,700	111,655
American Woodmark Corp.	3,471	67,303
Ametek, Inc.	3,700	153,402
Amylin Pharmaceuticals, Inc.	6,500	146,185
Analog Devices, Inc.	4,200	121,044
Analogic Corp.	2,715	116,012
Aon Corp.	3,600	153,756
Aoyama Trading Co. Ltd.	3,900	64,367
Apollo Group, Inc. - Class A	1,490	91,322
Applied Industrial Technologies, Inc.	563	13,991
ArcelorMittal - ADR	1,800	79,038
Arkansas Best Corp.	2,187	65,348
Arthrocare Corp.	892	26,510
Ascent Media Corp. - Class A	4,636	126,331
ASML Holding NV - ADR	2,620	92,748
Associated Estates Realty Corp.	3,254	44,873
AstraZeneca PLC - ADR	4,120	184,246
athenahealth, Inc.	2,960	108,218
Automatic Data Processing, Inc.	3,900	173,433
Autonomy Corp.	5,800	160,451
Avatar Holdings, Inc.	6,559	142,593
Avery Dennison Corp.	4,450	162,024
Aviat Networks, Inc.	6,440	42,697
Badger Meter, Inc.	639	24,608
Baidu.com, Inc. - ADR	200	119,400
Baldor Electric Co.	3,156	118,034
Barnes Group, Inc.	3,820	74,299
Becton Dickinson & Co.	2,130	167,695
Berkshire Hills Bancorp, Inc.	6,549	120,043
BioMarin Pharmaceutical, Inc.	7,500	175,275
BioMed Realty Trust, Inc.	1,091	18,045
BJ's Wholesale Club, Inc.	6,790	251,162
BMP Sunstone Corp.	16,773	84,871
Bolt Technology Corp.	1,949	22,043
Borgwarner, Inc.	1,500	57,270
Bridgestone Corp.	12,200	208,271
The Brink's Co.	10,710	302,343
Broadcom Corp. - Class A	4,000	132,720
Brookfield Asset Management, Inc. - Class A	4,900	124,558
Brown & Brown, Inc.	1,580	28,314
Brunswick Corp.	3,931	62,778
CDI Corp.	4,201	61,587
CA, Inc.	10,940	256,762
CAI International, Inc.	2,143	26,402
Calavo Growers, Inc.	2,934	53,516
Callidus Software, Inc.	23,276	84,492
Carbo Ceramics, Inc.	403	25,123
Carnival Corp.	1,720	66,874
Carnival PLC	4,300	176,508
Carpenter Technology Corp.	2,000	73,200
Casio Computer Co.	19,800	152,275
Caterpillar, Inc.	950	59,707
Cathay General Bancorp	7,763	90,439
Cemex SAB de CV - ADR	17,100	174,591
Cenveo, Inc.	2,501	21,659
CH Energy Group, Inc.	1,707	69,714
CH Robinson Worldwide, Inc.	4,780	266,963
Charles River Laboratories International, Inc.	1,870	73,510
The Charles Schwab Corp.	540	10,093
China Telecom Corp. Ltd. - ADR	3,300	161,667
Chipotle Mexican Grill, Inc.	1,200	135,204
Chiyoda Corp.	20,000	198,524
Choice Hotels International, Inc.	1,550	53,955
Cintas Corp.	4,600	129,214
Citizens, Inc.	18,274	126,273
Clean Harbors, Inc.	4,353	241,853
Clorox Co.	2,200	141,108
CNX Gas Corp.	4,550	173,127
CoBiz Financial, Inc.	5,270	32,832
Coca Cola Co.	2,190	120,450
Columbia Banking Systems, Inc.	2,086	42,367
Commercial Vehicle Group, Inc.	8,835	62,905
Compass Minerals International, Inc.	2,720	218,226
Con-way, Inc.	3,300	115,896
ConAgra Foods, Inc.	3,780	94,765
Continental Airlines, Inc.	1,194	26,232
Costar Group, Inc.	726	30,144
Costco Wholesale Corp.	5,360	320,046
Cousins Properties, Inc.	11	91
Covance, Inc.	2,350	144,266
CR Bard, Inc.	1,330	115,205
Cross Country Healthcare, Inc.	11,257	113,808
CSX Corp.	1,110	56,499
CTC Media, Inc.	7,800	134,316
Ctrip.com International Ltd. - ADR	4,000	156,800
Cullen/Frost Bankers, Inc.	860	47,988
Cutera, Inc.	7,146	74,104
CVR Energy, Inc.	2,418	21,157
Daktronics, Inc.	1,340	10,211
Danaher Corp.	2,200	175,802
DaVita, Inc.	1,850	117,290
Dell, Inc.	13,050	195,880
Delta Natural Gas Co., Inc.	838	24,872
Deltic Timber Corp.	1,171	51,583
DemandTec, Inc.	15,693	109,066
DENTSPLY International, Inc.	2,590	90,261
Desarrolladora Homex SAB de CV - ADR	2,800	79,184
Deutsche Postbank AG	6,600	211,760
Deutsche Telekom AG - ADR	1,720	23,220
Digital River, Inc.	6,361	192,738
Discover Financial Services	3,870	57,663
Dish Network Corp.	2,990	62,252
DISH Network Corp. - Class A	2,270	47,261
DivX, Inc.	6,858	49,103
Dresser-Rand Group, Inc.	4,850	152,387
DST Systems, Inc.	2,800	116,060
DuPont Fabros Technology, Inc.	1,676	36,185
DXP Enterprises, Inc.	3,942	50,339
Dynamic Materials Corp.	1,714	26,773
Eagle Materials, Inc.	4,550	120,757
EastGroup Properties, Inc.	751	28,343
Ecolab, Inc.	2,650	116,467
EDF SA	3,100	169,156
Electronic Arts, Inc.	6,250	116,625
Emeritus Corp.	1,284	26,129
Encore Bancshares, Inc.	3,889	36,829
Encore Wire Corp.	5,472	113,818
ENGlobal Corp.	15,952	44,187
Enterprise Financial Services Corp.	7,484	82,773
EOG Resources, Inc.	1,400	130,116
Eramet	330	113,591
Ericsson LM - ADR	14,640	152,695
Esco Technologies, Inc.	1,210	38,490
Essilor International, Inc.	2,700	172,383
Ethan Allen Interiors, Inc.	5,108	105,378
EW Scripps Co.	700	5,915
Exelon Corp.	3,890	170,421
Factset Research Systems, Inc.	610	44,756
Family Dollar Stores, Inc.	3,810	139,484
Farmer Bros. Co.	6,120	114,689
Farmers Capital Bank Corp.	6,622	56,751
Fastenal Co.	3,580	171,804
Federated Investors, Inc.	4,950	130,581
FelCor Lodging Trust, Inc.	7,378	42,055
Female Health Co.	9,782	70,137
First Bancorp/Puerto Rico	12,743	30,711
First Financial Northwest, Inc.	13,782	94,131
Flextronics International Ltd.	8,210	64,366
Flowers Foods, Inc.	5,200	128,648
Fluor Corp.	4,880	226,969
FNB Corp.	14,405	116,825
Formfactor, Inc.	1,754	31,151
Forrester Research, Inc.	519	15,606
Fox Chase Bancorp, Inc.	2,509	27,122
FreightCar America, Inc.	2,313	55,882
Fresenius SE	2,700	203,855
Fuji Media Holdings, Inc.	108	159,996
GameStop Corp.	4,190	91,803
Garmin Ltd.	2,430	93,506
GATX Corp.	3,162	90,591
GDF Suez	5,400	208,596
General Cable Corp.	2,260	61,020
General Dynamics Corp.	1,450	111,940
Gen-Probe, Inc.	3,500	175,000
Genuine Parts Co.	4,250	179,520
Geokinetics, Inc.	1,444	10,411
Glacier Bancorp, Inc.	6,358	96,832
Glimcher Realty Trust	6,174	31,302
The Goodyear Tire & Rubber Co.	7,300	92,272
Graham Corp.	1,121	20,167
Greenbrier Cos., Inc.	1,934	21,293
Griffin Land & Nurseries, Inc.	4,151	120,587
Grupo Televisa SA - ADR	2,300	48,346
Gulfmark Offshore, Inc.	1,784	47,365
H&E Equipment Services, Inc.	3,104	33,461
H&R Block, Inc.	6,750	120,150
The Hackett Group, Inc.	23,482	65,280
Hamburger Hafen	3,100	117,614
Hansen Natural Corp.	3,300	143,154
Harmonic, Inc.	9,453	59,648
Hasbro, Inc.	4,650	178,002
Hawk Corp.	3,372	65,754
Haynes International, Inc.	1,354	48,108
Healthways, Inc.	3,140	50,460
Heartland Express, Inc.	4,660	76,890
Heartland Payment Systems, Inc.	1,737	32,308
Herman Miller, Inc.	6,978	126,023
Hermes International, Inc.	1,200	166,698
Hewitt Associates, Inc. - Class A	3,600	143,208
Hexcel Corp.	1,700	24,548
Hitachi Construction Machinery Co. Ltd.	7,500	177,211
Hokkaido Electric Power Co., Inc.	8,000	153,514
Hornbeck Offshore Services, Inc.	828	15,376
Hurco Companies, Inc.	4,974	83,712
Huron Consulting Group, Inc.	2,560	51,968
Iberdrola SA	19,000	161,032
Iberiabank Corp.	2,065	123,921
IHS, Inc. - Class A	2,900	155,063
Illumina, Inc.	3,200	124,480
Immersion Corp.	24,832	124,160
Infinera Corp.	14,571	124,145
Infosys Technologies Ltd. - ADR	1,430	84,155
Ingersoll-Rand PLC	4,600	160,402
Interactive Brokers Group, Inc. - Class A	4,898	79,103
Interactive Data Corp.	4,900	156,800
International Assets Holding Corp.	4,215	63,099
International Speedway Corp. - Class A	4,133	106,507
Investors Real Estate Trust	13,069	117,882
ION Geophysical Corp.	2,756	13,560
IPC The Hospitalist Co., Inc.	1,640	57,580
IPG Photonics Corp.	3,310	48,988
Isle Of Capri Casinos, Inc.	1,692	13,164
IXYS Corp.	11,394	97,305
Jack Henry & Associates, Inc.	1,940	46,676
Jacobs Engineering Group, Inc.	2,750	124,272
JP Hunt Transportation Systems, Inc.	2,440	87,547
JPMorgan Chase & Co.	1,460	65,335
Kellogg Co.	3,340	178,456
Key Energy Services, Inc.	1,463	13,972
Kforce, Inc.	4,898	74,499
Kite Realty Group Trust	12,781	60,454
Knoll, Inc.	10,080	113,400
K-Swiss, Inc. - Class A	15,646	163,657
Lafarge SA	2,300	161,849
Lakeland Bancorp, Inc.	14,885	131,732
LaSalle Hotel Properties	916	21,343
Lazard Ltd. - Class A	3,400	121,380
Lennox International, Inc.	4,050	179,496
Leucadia National Corp.	5,350	132,734
Lindt & Spruengli AG	6	162,462
Linear Technology Corp.	5,100	144,228
Lions Gate Entertainment Corp.	12,900	80,496
Lockheed Martin Corp.	1,610	133,984
Logitech International SA	5,760	94,118
LogMein, Inc.	5,587	115,595
Lonza Group AG	2,500	203,907
Lorillard, Inc.	2,530	190,357
Lowe's Cos., Inc.	5,270	127,745
Lufkin Industries, Inc.	1,527	120,862
Mac-Gray Corp.	2,154	24,319
Magna International, Inc.	2,700	166,995
MAKO Surgical Corp.	9,400	126,712
The Manitowoc Co., Inc.	1,006	13,078
Marine Products Corp.	16,286	97,716
Marriott International, Inc.	5,500	173,360
Marsh & McLennan Cos., Inc.	8,960	218,803
Marui Group Co., Ltd.	21,500	155,920
Matthews International Corp. - Class A	3,650	129,575
Maxim Integrated Products, Inc.	4,370	84,734
MB Financial, Inc.	2,901	65,360
McCormick & Co, Inc.	3,900	149,604
McKesson Corp.	2,650	174,158
The McGraw-Hill Cos., Inc.	3,600	128,340
MEMC Electronic Materials, Inc.	6,300	96,579
Microchip Technology, Inc.	4,500	126,720
Microsemi Corp.	2,703	46,870
Microtune, Inc.	43,033	117,480
MIPS Technologies, Inc.	12,693	56,611
Mobile Mini, Inc.	1,815	28,114
Molina Healthcare, Inc.	5,402	135,968
MoneyGram International, Inc.	7,475	28,480
Moody's Corp.	4,700	139,825
Morgans Hotel Group Co.	3,287	21,070
Mori Seiki Co. Ltd.	10,600	130,728
Morningstar, Inc.	2,300	110,607
The Mosaic Co.	2,200	133,694
MTS Systems Corp.	3,925	113,943
Multi-Fineline Electronix, Inc.	1,390	35,806
Myriad Genetics, Inc.	4,750	114,238
National Healthcare Corp.	1,990	70,406
National Instruments Corp.	5,300	176,755
National Semiconductor Corp.	15,160	219,062
Navigant Consulting, Inc.	2,440	29,597
Ness Technologies, Inc.	6,047	38,157
NewStar Financial, Inc.	3,518	22,445
Nexen, Inc.	6,500	160,615
NL Industries, Inc.	14,248	122,248
NorthStar Realty Finance Corp.	10,254	43,169
Novartis AG - ADR	2,020	109,282
Novozymes AS	1,600	177,075
NTT Urban Development Corp.	231	195,197
Nucor Corp.	2,900	131,602
Occam Networks, Inc.	3,451	22,639
Odakyu Electric Railway Co. Ltd.	19,000	158,113
OKUMA Corp.	27,000	196,962
Old National Bancorp	4,810	57,480
Olin Corp.	6,552	128,550
Omnicell, Inc.	8,717	122,300
ORBCOMM, Inc.	18,083	38,878
Orbitz Worldwide, Inc.	6,750	47,993
Ormat Technologies, Inc.	1,590	44,743
Owens-Illinois, Inc.	3,500	124,390
OYO Geospace Corp.	464	22,184
PACCAR, Inc.	8,570	371,424
Pacific Continental Corp.	6,748	70,854
PacWest Bancorp	5,923	135,163
Panasonic Corp. - ADR	10,700	163,924
Panasonic Electric Works Co. Ltd.	13,000	164,082
The Pantry, Inc.	9,399	117,394
Parker Drilling Co.	3,936	19,404
Park-Ohio Holdings Corp.	3,155	27,732
Patterson Cos., Inc.	5,500	170,775
Paychex, Inc.	5,100	156,570
PC-Tel, Inc.	2,529	15,629
Pegasystems, Inc.	706	26,122
Pernod Ricard SA	2,026	172,040
Petrohawk Energy Corp.	5,400	109,512
Pfizer, Inc.	6,170	105,816
Pharmaceutical Product Development, Inc.	9,780	232,275
Phase Forward, Inc.	6,281	82,093
Pico Holdings, Inc.	3,640	135,372
Pike Electric Corp.	3,078	28,687
Pinnacle Financial Partners, Inc.	7,805	117,934
Pitney Bowes, Inc.	4,160	101,712
Playboy Enterprises, Inc.	4,630	16,946
Porsche Automobil Holding SE	2,700	164,780
Potlatch Corp.	1,397	48,951
PPL Corp.	5,200	144,092
Praxair, Inc.	1,010	83,830
Premiere Global Services, Inc.	5,260	43,448
Pre-Paid Legal Services, Inc.	2,792	105,677
Principal Financial Group, Inc.	4,900	143,129
Procter & Gamble Co.	2,200	139,194
PS Business Parks, Inc.	1,544	82,450
Public Service Enterprise Group, Inc.	4,150	122,508
Publicis Groupe SA	2,700	115,530
Pulte Group, Inc.	3,940	44,325
Ralcorp Holdings, Inc.	870	58,969
Range Resources Corp.	3,050	142,954
Rayonier, Inc.	2,950	134,019
RBC Bearings, Inc.	1,764	56,219
Red Robin Gourmet Burgers, Inc.	1,156	28,253
Republic Airways Holdings, Inc.	7,171	42,452
Republic Services, Inc.	3,870	112,307
Resources Connection, Inc.	6,813	130,605
Retail Ventures, Inc.	3,825	36,376
Robbins & Myers, Inc.	939	22,367
Rochester Medical Corp.	4,108	52,665
Roper Industries, Inc.	2,450	141,708
Royal Gold, Inc.	2,800	129,388
RPC, Inc.	4,872	54,225
RRI Energy, Inc.	7,022	25,911
RSC Holdings, Inc.	14,702	117,028
Ruddick Corp.	1,680	53,155
SABMiller PLC	5,900	172,976
Safeguard Scientifics, Inc.	1,865	24,245
Sandy Spring Bancorp, Inc.	6,691	100,365
SAP AG - ADR	3,640	175,339
Satcon Technology Corp.	39,908	96,976
Saul Centers, Inc.	824	34,114
SAIC, Inc.	1,120	19,824
SAVVIS, Inc.	2,237	36,911
SCBT Financial Corp.	2,002	74,154
SeaBright Insurance Holdings, Inc.	9,955	109,605
Seachange International, Inc.	6,736	48,364
Seahawk Drilling, Inc.	6,000	113,100
SEI Investments Co.	5,700	125,229
Semtech Corp.	4,033	70,295
The Sherwin-Williams Co.	2,750	186,120
Shima Seiki Manufacturing Ltd.	3,500	78,244
Shin-Etsu Chemical Co. Ltd.	4,000	232,324
ShoreTel, Inc.	6,308	41,696
Silicon Graphics International Corp.	10,738	114,789
Silicon Image, Inc.	21,072	63,637
Silver Standard Resources, Inc.	6,200	110,298
Simpson Manufacturing Co., Inc.	1,911	53,049
Sims Metal Management Ltd. - ADR	6,400	125,696
Smith Micro Software, Inc.	2,554	22,577
Sociedad Quimica y Minera De Chile SA - ADR	2,800	104,692
Sodexo	3,700	221,136
Somanetics Corp.	5,497	105,213
Sovran Self Storage, Inc.	917	31,967
Spartan Motors, Inc.	4,054	22,702
St. Jude Medical, Inc.	1,790	73,480
Staples, Inc.	6,060	141,743
State Bancorp, Inc.	4,748	37,367
State Street Corp.	890	40,175
Stewart Information Services Corp.	1,433	19,775
Stoneridge, Inc.	4,089	40,440
SuccessFactors, Inc.	2,057	39,165
Suez Environment Co.	7,900	181,820
Sun Hydraulics, Corp.	509	13,224
Suncor Energy, Inc.	4,900	159,446
Sunstone Hotel Investors, Inc.	1,479	16,520
Supertex, Inc.	6,055	154,947
Susser Holdings Corp.	2,392	20,212
Sybase, Inc.	3,600	167,832
Symantec Corp.	8,600	145,512
Synopsys, Inc.	2,500	55,925
Sysco Corp.	4,780	141,010
T-3 Energy Services, Inc.	1,793	44,036
Taisho Pharmaceutical Co. Ltd.	9,000	163,654
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	14,110	148,014
Tanger Factory Outlet Centers, Inc.	2,923	126,157
TD Ameritrade Holding Corp.	7,100	135,326
Tejon Ranch Co.	3,876	118,296
Telefonica SA - ADR	1,100	78,210
Telefonos de Mexico SAB de CV - ADR	12,940	201,864
Telmex Internacional SAB de CV - ADR	8,400	161,952
Terremark Worldwide, Inc.	4,864	34,097
Teton Advisors, Inc.	14	161
Teva Pharmaceutical Industries Ltd.	2,500	157,700
Thomson Reuters Corp.	8,260	299,838
TiVo, Inc.	2,817	48,227
Tokyo Steel Manufacturing Co. Ltd.	15,500	194,144
Toshiba Corp.	30,000	154,990
Total System Services, Inc.	9,300	145,638
Towers Watson & Co.	3,000	142,500
Toyota Motor Corp. - ADR	3,760	302,379
TranS1, Inc.	22,747	73,928
TransAlta Corp.	7,000	154,866
Tree.com, Inc.	1,748	15,994
Trex Co, Inc.	1,672	35,597
Tri Co Bancshares	6,116	121,708
Trimble Navigation Ltd.	5,400	155,088
TriQuint Semiconductor, Inc.	4,060	28,420
Twin Disc, Inc.	2,572	31,430
Ultimate Software Group, Inc.	686	22,604
Ultratech, Inc.	9,750	132,600
Umpqua Holdings Corp.	2,481	32,898
Union Drilling, Inc.	2,180	13,429
United Capital Corp.	2,420	57,402
United Fire & Casualty Co.	3,095	55,679
United Natural Foods, Inc.	1,510	42,476
Univest Corp. of Pennsylvania	6,069	113,430
UPM-Kymmene Corp.	12,500	165,878
UQM Technologies, Inc.	6,125	25,786
USA Truck, Inc.	8,969	144,939
United Business Media Ltd.	19,500	162,308
Vaalco Energy, Inc.	27,767	137,169
Vail Resorts, Inc.	3,403	136,426
Valmont Industries, Inc.	11,370	113,477
Value Line, Inc.	2,583	59,641
Varian Semiconductor Equipment Associates, Inc.	4,300	142,416
VCA Antech, Inc.	9,170	257,035
Vector Group Ltd.	4,304	66,411
Veolia Environment - ADR	1,400	48,398
Verizon Communications, Inc.	1,320	40,946
Vestas Wind System A/S	3,100	168,448
VF Corp.	770	61,716
Viad Corp.	6,142	126,218
Viasat, Inc.	644	22,289
Vital Images, Inc.	3,491	56,449
Volcano Corp.	5,762	139,210
Volt Information Sciences, Inc.	6,292	64,241
Volvo AB - B Shares	18,000	181,107
Wabtec Corp.	3,550	149,526
Warner Music Group Corp.	3,960	27,364
Waste Management, Inc.	4,050	139,442
Waters Corp.	2,650	178,981
Websense, Inc.	3,354	76,371
Weight Watchers International, Inc.	9,860	251,726
Westwood Holdings Group, Inc.	2,706	99,581
Whitney Holding Corp./LA	4,427	61,048
Willbros Group, Inc.	1,069	12,839
Wilshire Bancorp, Inc.	6,123	67,537
WMS Industries, Inc.	1,420	59,555
WSFS Financial Corp.	3,456	134,784
Wynn Resorts Ltd.	2,840	215,357
Yamaha Corp.	13,300	171,709
Yum! Brands, Inc.	8,040	308,173
Zebra Technologies Corp. - Class A	4,750	140,600
Zimmer Holdings, Inc.	1,670	98,864
TOTAL COMMON STOCK (Proceeds $45,359,028)		$49,019,097

INVESTMENT COMPANIES
iShares Dow Jones US Technology Sector Index ETF	2,390	139,552
SPDR S&P Metals and Mining ETF	2,210	125,550
TOTAL INVESTMENT COMPANIES (Proceeds $248,412)		$265,102

Total Securities Sold Short (Proceeds $45,607,440)		$49,284,199

ADR American Depository Receipt

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$48,935,104	$—	$—	$48,935,104
Investment Companies	169,188	—	—	169,188
Repurchase Agreements	—	6,453,069	—	6,453,069
Total Investments in Securities	$49,104,292	$6,453,069	$—	$55,557,361

Securities Sold Short
Common Stocks	$(49,019,097)	$—	$—	$(49,019,097)
Investment Companies	(265,102)	—	—	(265,102)
Total Securities Sold Short	$(49,284,199)	$—	$—	$(49,284,199)

There were no transfers into or out of Level 1 or Level 2 during the period.

Underlying Funds Trust
Relative Value
Schedule of Investments
March 31, 2010 (Unaudited)

COMMON STOCK - 5.1%		Shares	Value
Construction of Buildings - 0.0%
Dayton Superior Corp. (b) (f) (g)		2,804	$0
Machinery Manufacturing - 0.1%
Luxfer (Acquired 6/21/2007, Cost $444,173) (a) (b) (f)		23,050	55,091
Paper Manufacturing - 0.8%
Caraustar Industries, Inc. (b) (f) (g)		143	285,714
Tembec, Inc. (b)		35,833	82,205
Total Paper Manufacturing			367,919
Transportation Equipment Manufacturing - 4.2%
Dura Automotive Systems, Inc. (Acquired 6/25/2008 through 6/25/2009, Cost $2,328,446) (a) (b) (f) (g)		9,420	1,927,143
TOTAL COMMON STOCK (Cost $3,200,787)			$2,350,153

INVESTMENT COMPANIES - 2.2%
ProShares Short Russell 2000 (b)		10,000	401,500
ProShares UltraShort Russell 2000 (b)		30,000	617,700
TOTAL INVESTMENT COMPANIES (Cost $1,350,401)			$1,019,200

CONVERTIBLE PREFERRED STOCKS - 2.1%
Food Manufacturing - 0.6%
Dole Food Automatic Common Exchange Security Trust (Acquired 10/28/2009 through 11/09/2009, Cost $279,246) (a)		23,200	285,650
Insurance Carriers and Related Activities - 0.3%
Hartford Financial Services Group, Inc.		6,000	158,610
Mining (except Oil and Gas) - 1.2%
Vale Capital II		6,000	545,700
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $872,246)			$989,960

PREFERRED STOCKS - 1.0%
Construction of Buildings - 1.0%
Dayton Superior Corp. Preferred Units (b) (f) (g)		3,115	454,916
TOTAL PREFERRED STOCKS (Cost $454,916)			$454,916

		Principal
		Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.4%
QHL-1 1st Funding Loan
12.000%, 05/17/2010 (Acquired 5/24/2007 through 6/15/2007, Cost $598,794) (a) (d) (f) (g)		$598,794	0
Terwin Mortgage Trust
Series 2007-QHL1, 4.393%, 10/13/2038 (Acquired 10/22/2007, Cost $595,858) (a) (c) (h)		618,745	185,624
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,194,652)			$185,624

CONVERTIBLE BONDS - 47.3%
Administrative and Support Services - 2.5%
Alliance Data Systems Corp.
1.750%, 08/01/2013		500,000	508,125
WebMD Health Corp.
3.125%, 09/01/2025		500,000	659,375
Total Administrative and Support Services			1,167,500
Air Transportation - 0.6%
AirTran Holdings, Inc.
5.250%, 11/01/2016		250,000	267,812
Ambulatory Health Care Services - 1.0%
Chemed Corp.
1.875%, 05/15/2014		500,000	456,875
Amusement, Gambling, and Recreation Industries - 0.6%
International Game Technology
3.250%, 05/01/2014 (Acquired 10/28/2009, Cost $291,843) (a)		250,000	297,188
Broadcasting (except Internet) - 1.8%
A D C Telecommunications, Inc.
3.500%, 07/15/2017		300,000	224,250
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 10/28/2009 through 12/10/2009, Cost $475,232) (a)		500,000	623,750
Total Broadcasting (except Internet)			848,000
Chemical Manufacturing - 2.9%
Amylin Pharmaceuticals, Inc.
3.000%, 06/15/2014		500,000	445,625
Biovail Corp.
5.375%, 08/01/2014 (Acquired 10/28/2009, Cost $563,025) (a)		500,000	645,000
Teva Pharmaceutical Finance Co. BV
1.750%, 02/01/2026		200,000	258,000
Total Chemical Manufacturing			1,348,625
Clothing and Clothing Accessories Stores - 1.7%
Charming Shoppes, Inc.
1.125%, 05/01/2014		300,000	234,000
Saks, Inc.
7.500%, 12/01/2013 (Acquired 10/28/2009, Cost $382,078) (a)		300,000	537,375
Total Clothing and Clothing Accessories Stores			771,375
Computer and Electronic Product Manufacturing - 12.5%
CommScope, Inc.
3.250%, 07/01/2015		500,000	605,625
EMC Corp./Massachusetts
1.750%, 12/01/2013		500,000	625,000
Finisar Corp.
5.000%, 10/15/2029 (Acquired 01/14/2010, Cost $186,725) (a)		150,000	246,750
Hutchinson Technology, Inc.
3.250%, 01/15/2026		761,000	646,850
Inverness Medical Innovations, Inc.
3.000%, 05/15/2016		200,000	221,750
Maxtor Corp.
2.375%, 08/15/2012		250,000	291,562
Micron Technology, Inc.
1.875%, 06/01/2014		500,000	478,125
ON Semiconductor Corp.
2.625%, 12/15/2026		500,000	510,625
PMC - Sierra, Inc.
2.250%, 10/15/2025		750,000	913,125
SBA Communications Corp.
1.875%, 05/01/2013		250,000	264,375
Suntech Power Holdings Co. Ltd.
3.000%, 03/15/2013		500,000	426,250
Verigy Ltd.
5.250%, 07/15/2014 (Acquired 10/28/2009, Cost $104,481) (a)		100,000	111,000
Xilinx, Inc.
3.125%, 03/15/2037		500,000	461,250
Total Computer and Electronic Product Manufacturing			5,802,287
Construction of Buildings - 1.3%
DR Horton, Inc.
2.000%, 05/15/2014		500,000	588,750
Food Manufacturing - 1.6%
Tyson Foods, Inc.
3.250%, 10/15/2013		600,000	767,250
Funds, Trusts, and Other Financial Vehicles - 1.1%
Annaly Capital Management, Inc.
4.000%, 02/15/2015		500,000	506,875
Leather and Allied Product Manufacturing - 1.0%
Iconix Brand Group, Inc.
1.875%, 06/30/2012		500,000	465,625
Miscellaneous Manufacturing - 0.4%
NuVasive, Inc.
2.250%, 03/15/2013		175,000	209,344
Motion Picture and Sound Recording Industries - 0.4%
Lions Gate Entertainment Corp.
2.938%, 10/15/2024		200,000	191,250
Motor Vehicle and Parts Dealers - 1.4%
Group 1 Automotive, Inc.
3.000%, 03/15/2020		150,000	151,173
United Auto Group, Inc.
3.500%, 04/01/2026		500,000	498,750
Total Motor Vehicle and Parts Dealers			649,923
Plastics and Rubber Products Manufacturing - 0.1%
GenCorp, Inc.
4.063%, 12/31/2039 (Acquired 12/16/2009, Cost $50,015) (a)		50,000	47,625
Primary Metal Manufacturing - 1.8%
Steel Dynamics, Inc.
5.125%, 06/15/2014		250,000	307,500
United States Steel Corp.
4.000%, 05/15/2014		250,000	525,313
Total Primary Metal Manufacturing			832,813
Professional, Scientific, and Technical Services - 3.5%
Ciena Corp.
4.000%, 03/15/2015		250,000	258,750
0.875%, 06/15/2017		750,000	506,250
Incyte Corp. Ltd.
4.750%, 10/01/2015 (Acquired 10/28/2009, Cost $288,040) (a)		300,000	534,750
Priceline.com, Inc.
1.250%, 03/15/2015 (Acquired 03/05/2010, Cost $300,000) (a)		300,000	313,875
Total Professional, Scientific, and Technical Services			1,613,625
Publishing Industries (except Internet) - 2.3%
CSG Systems International, Inc.
3.000%, 03/01/2017 (Acquired 02/25/2010, Cost $100,000) (a)		100,000	105,000
Rovi Corp.
2.625%, 08/15/2011		250,000	342,187
Sybase, Inc.
3.500%, 08/15/2029 (Acquired 10/28/2009 through 02/24/2010, Cost $395,986) (a)		350,000	416,938
TeleCommunication Systems, Inc.
4.500%, 11/01/2014 (Acquired 11/11/2009 through 03/09/2010, Cost $207,260) (a)		200,000	206,000
Total Publishing Industries (except Internet)			1,070,125
Real Estate - 0.4%
PREIT Associates LP
4.000%, 06/01/2012 (Acquired 01/14/2010, Cost $161,728) (a)		180,000	167,400
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.6%
Affiliated Managers Group, Inc.
3.950%, 08/15/2038		1,000,000	987,500
Jefferies Group, Inc.
3.875%, 11/01/2029		500,000	496,875
Nasdaq OMX Group, Inc.
2.500%, 08/15/2013		225,000	216,562
Total Securities, Commodity Contracts, and Other Financial Investments and Related Activities			1,700,937
Transportation Equipment Manufacturing - 3.5%
Ford Motor Co.
4.250%, 12/15/2036		325,000	490,750
Navistar International Corp.
3.000%, 10/15/2014		275,000	306,625
Standard Motor Products, Inc.
15.000%, 04/15/2011 (g)		780,000	831,237
Total Transportation Equipment Manufacturing			1,628,612
Waste Management and Remediation Services - 0.6%
Covanta Holding Corp.
3.250%, 06/01/2014 (Acquired 10/28/2009, Cost $279,258) (a)		250,000	270,313
Water Transportation - 0.7%
Carnival Corp.
2.000%, 04/15/2021		300,000	321,375
TOTAL CONVERTIBLE BONDS (Cost $20,061,099)			$21,991,504

CORPORATE BONDS - 36.0%
Accommodation - 0.8%
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (d)		800,000	384,000
Administrative and Support Services - 2.3%
Morris Publishing Group LLC
10.000%, 09/01/2014		1,140,125	1,054,616
Apparel Manufacturing - 0.7%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011		506,000	333,960
Broadcasting (except Internet) - 2.6%
Mobile Satellite Ventures LP
14.000%, 04/01/2013 (c)		750,000	720,000
Satelites Mexicanos SA de CV
9.040%, 11/30/2011 (c)		500,000	470,000
Total Broadcasting (except Internet)			1,190,000
Construction of Buildings - 1.5%
TOUSA, Inc.
9.000%, 07/01/2010 (d)(f)		1,000,000	720,000
Electrical Equipment, Appliance, and Component Manufacturing - 0.1%
International Wire Group, Inc.
10.000%, 10/15/2011 (h)		26,000	25,610
Fabricated Metal Product Manufacturing - 0.0%
Aleris International, Inc.
10.000%, 12/15/2016 (d)(f)		1,000,000	4,500
Food Services and Drinking Places - 0.8%
Real Mex Restaurants, Inc.
14.000%, 01/01/2013		375,000	365,625
Funds, Trusts, and Other Financial Vehicles - 2.2%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (d)		531,000	163,946
iStar Financial, Inc.
8.000%, 03/15/2011		475,000	470,844
Winterhaven Finance
5.000%, 06/30/2015 (g)		722,304	382,821
Total Funds, Trusts, and Other Financial Vehicles			1,017,611
Health and Personal Care Stores - 1.9%
Interdent Service Corp.
10.750%, 12/15/2011		1,000,000	900,000
Machinery Manufacturing - 0.1%
Milacron Escrow Corp.
11.500%, 05/15/2011 (d) (f) (g)		1,000,000	41,250
Mining (except Oil and Gas) - 3.1%
Frontera Copper Corp.
10.000%, 06/15/2010	CAD	1,300,000	895,978
National Coal Corp.
10.500%, 12/15/2010		$750,000	570,000
Total Mining (except Oil and Gas)			1,465,978
Motion Picture and Sound Recording Industries - 1.0%
Muzak LLC PIK
15.000%, 07/31/2014		500,000	447,500
Motor Vehicle and Parts Dealers - 1.0%
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013 (f)		1,000,000	450,000
Paper Manufacturing - 0.5%
Mercer International, Inc.
9.250%, 02/15/2013		250,000	242,500
Petroleum and Coal Products Manufacturing - 1.0%
Alon Refining Krotz Springs, Inc.
13.500%, 10/15/2014		500,000	481,250
Primary Metal Manufacturing - 2.4%
AmeriCast Technologies, Inc.
11.000%, 12/01/2014		605,000	592,900
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (d)		25,000	3,000
Wolverine Tube, Inc. PIK
15.000%, 03/31/2012		784,978	541,635
Total Primary Metal Manufacturing			1,137,535
Publishing Industries (except Internet) - 2.1%
The Sheridan Group, Inc.
10.250%, 08/15/2011		500,000	496,250
Sun Media Corp.
7.625%, 02/15/2013		500,000	490,625
Total Publishing Industries (except Internet)			986,875
Real Estate - 2.4%
Silverleaf Resorts, Inc.
8.000%, 04/01/2010		1,200,000	1,110,741
Specialty Trade Contractors - 1.6%
Primus Telecommunication Holding, Inc.
13.000%, 12/15/2016 (Acquired 03/29/2010, Cost $502,500) (a)		500,000	498,750
13.000%, 12/15/2016 (Acquired 3/25/2010, Cost $251,875) (a) (h)		250,000	251,250
Total Specialty Trade Contractors			750,000
Support Activities for Mining - 1.1%
Callon Petroleum Co.
9.750%, 12/08/2010		500,000	500,000
Telecommunications - 2.5%
CIA Lation Americana
9.750%, 05/10/2012		140,000	121,625
Securus Technologies, Inc.
11.000%, 09/01/2011		746,000	735,742
11.000%, 09/01/2011		300,000	295,875
Total Telecommunications			1,153,242
Textile Mills - 0.1%
Industrias Unidas
8.750%, 03/26/2049 (c)(d)(h)		64,000	30,316
Truck Transportation - 1.0%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010		500,000	487,500
Water Transportation - 3.2%
Ship Finance International Ltd.
8.500%, 12/15/2013		750,000	742,500
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014		750,000	731,250
Total Water Transportation			1,473,750
TOTAL CORPORATE BONDS (Cost $20,073,093)			$16,754,359

OTHER SECURITIES - 2.2%
SlavInvestBank Loan Participation Notes
9.875%, 12/21/2049 (g)		89,931	49,462
T4/Halcyon Loan
15.000%, 05/04/2010 (Acquired 5/4/2007 through 5/4/2009, Cost $981,376) (a) (d) (f) (g)		981,376	981,376
TOTAL OTHER SECURITIES (Cost $1,071,307)			$1,030,838

		Shares
RIGHTS - 1.1%
Portola Packaging, Inc (b) (f) (g)		55,555	515,000
TOTAL RIGHTS (Cost $912,115)			$515,000

WARRANTS - 0.0%
T4/Halcyon Warrants
Expiration: May 2010, Exercise Price: $1.00 (Acquired 4/3/2008, Cost $0) (a) (f) (g)		14,340	0
TOTAL WARRANTS (Cost $0)			$0

Total Investments (Cost $49,190,616) - 97.4%			$45,291,554

		Principal
		Amount
REPURCHASE AGREEMENTS - 5.1%
J.P. Morgan
0.010%, dated 3/31/2010 due 4/01/2010
repurchase price $2,402,452 (e)		$2,402,451	2,402,451
TOTAL REPURCHASE AGREEMENTS (Cost $2,402,451)			2,402,451

Other Liabilities in Excess of Assets - (2.5)%			(1,179,516)
TOTAL NET ASSETS - 100.0%			$46,514,489

Footnotes

CAD Canadian Dollar

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2010, the market value of these securities total $8,707,848 which represents 18.7% of total net assets.
(b) Non-income producing.
(c) Variable Rate Security. The rate shown represents the rate at March 31, 2010.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $5,434,990 which represents 11.7% of total net assets.
(g) Security valued in good faith pursuant to policies adopted by the Portfolio's Board of Trustees. The market value of these securities total $5,468,919, which represents 11.8% of total net assets.
(h) Security valued utilizing a single broker source. The market value of these securities total $492,800, which represents 1.1% of total net assets.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:
Cost of investments	$51,103,417
Gross unrealized appreciation	3,376,232
Gross unrealized depreciation	(6,785,644)
Net unrealized appreciation (depreciation)	$(3,409,412)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
Relative Value
Schedule of Securities Sold Short
March 31, 2010 (Unaudited)

COMMON STOCK	Shares	Value
Affiliated Managers Group, Inc.	4,000	$316,000
AirTran Holdings, Inc.	20,000	101,600
Alliance Data Systems Corp.	1,000	63,990
Amylin Pharmaceuticals, Inc.	2,000	44,980
Annaly Capital Management, Inc.	14,000	240,520
Biovail Corp.	18,400	308,568
Chemed Corp.	3,000	163,140
Ciena Corp.	8,000	121,920
CommScope, Inc.	4,000	112,080
Covanta Holding Corp.	9,500	158,270
DR Horton, Inc.	11,500	144,900
EMC Corp./Massachusetts	15,000	270,600
Finisar Corp.	10,000	157,100
Ford Motor Co.	7,700	96,789
Gaylord Entertainment Co.	1,800	52,722
Iconix Brand Group, Inc.	10,050	154,368
Incyte Corp. Ltd.	10,000	139,600
International Game Technology	9,500	175,275
Inverness Medical Innovations, Inc.	2,950	114,902
Jefferies Group, Inc.	1,000	23,670
Micron Technology, Inc.	17,800	184,942
Navistar International Corp.	2,000	89,460
NuVasive, Inc.	6,000	271,200
ON Semiconductor Corp.	31,000	248,000
Penske Auto Group, Inc.	2,000	28,840
PMC - Sierra, Inc.	55,500	495,060
Rovi Corp.	4,000	148,520
Saks, Inc.	54,000	464,400
SBA Communications Corp. - Class A	4,000	144,280
Seagate Technology	4,500	82,170
Steel Dynamics, Inc.	10,700	186,929
Suntech Power Holdings Co. Ltd. - ADR	4,100	57,482
Sybase, Inc.	2,100	97,902
TeleCommunication Systems, Inc. - Class A	15,000	109,950
Teva Pharmaceutical Industries Ltd. - ADR	2,000	126,160
Tyson Foods, Inc. - Class A	18,000	344,700
United States Steel Corp.	8,100	514,512
Vale SA - ADR	9,250	297,758
Verigy Ltd.	2,500	27,950
WebMD Health Corp. - Class A	12,000	556,560
Xilinx, Inc.	14,300	364,650
TOTAL COMMON STOCK (Proceeds $6,588,622)		$7,802,419

INVESTMENT COMPANIES
iShares Barclays 20+ Year Treasury Bond Fund	4,500	402,570
TOTAL INVESTMENT COMPANIES (Proceeds $406,593)		$402,570

Total Securities Sold Short (Proceeds $6,995,215)		$8,204,989

ADR American Depository Receipt

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$82,205	$—	$2,267,948	(1)	$2,350,153
Investment Companies		1,019,200	—	—		1,019,200
Convertible Preferred Stocks		704,310	285,650	—		989,960
Preferred Stocks		—	—	454,916		454,916
Collateralized Mortgage Obligations		—	—	185,624		185,624
Convertible Bonds		—	21,160,267	831,237		21,991,504
Corporate Bonds		—	13,301,731	3,452,628		16,754,359
Other Securities		—	—	1,030,838		1,030,838
Rights		—	—	515,000		515,000
Repurchase Agreements		—	2,402,451	—		2,402,451
Total Investments in Long Securities		$1,805,715	$37,150,099	$8,738,191		$47,694,005

Securities Sold Short:
Common Stocks		$(7,802,419)	$—	$—		$(7,802,419)
Investment Companies		(402,570)	—	—		(402,570)
Total Securities Sold Short		$(8,204,989)	$—	$—		$(8,204,989)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Machinery Manufacturing	$55,091
	Paper Manufacturing	285,714
	Transportation Equipment Manufacturing	1,927,143
		$2,267,948

There were no transfers into or out of Level 1 during the period.

Transfers into Level 2		$551,635
Transfers out of Level 2		(1,151,991)
Net transfers in and/or out of Level 2		$(600,356)
A transfer was made into Level 2 due to a security being priced with observable market data. Transfers were made out of
Level 2 due to a lack of observable market data.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09		$8,168,883	$—	$—
Accrued discounts/premiums		44,562	—	—
Realized gain (loss)*		(6,155,351)	—	—
Change in unrealized appreciation		6,233,222
Purchases		3,668,061
(Sales)		(3,805,536)	—	—
Transfer in and/or out of Level 3		584,350	—	—
Balance as of 3/31/10		$8,738,191	$—	$—

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2010		$(712,222)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Income Arbitrage-1 Portfolio
Schedule of Investments
March 31, 2010 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 5.7%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.366%, 05/25/2037 (b)	$75,262	$70,359
Carrington Mortgage Loan Trust
Series 2006-NC1 Class A2, 0.406%, 01/25/2036 (b)	58,150	57,393
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036	100,190	72,836
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033 (f)	27,992	10,578
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.526%, 10/25/2035 (b)	191,550	184,645
GSAMP Trust
Series 2007-HE2 Class A2A, 0.349%, 03/25/2047 (b)	166,561	151,756
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	114,072	107,207
Morgan Stanley ABS Capital l
Series 2007-HE1 Class A2A, 0.296%, 11/25/2036 (b)	54,336	53,194
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.496%, 11/25/2035 (b)	153,623	148,752
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.716%, 04/25/2035 (b)	271,830	240,109
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.746%, 07/25/2035 (Acquired 07/20/2005, Cost $137,824) (a) (b) (f)	150,818	3,610
Wells Fargo Home Equity Trust
Series 2005-3 Class AI1A, 0.516%, 11/25/2035 (Acquired 11/30/2007, Cost $40,002) (a) (b)	42,218	41,798
TOTAL ASSET BACKED SECURITIES (Cost $1,292,680)		$1,142,237

CORPORATE BONDS - 35.2%
Accommodation - 2.4%
MGM Mirage
6.750%, 09/01/2012	500,000	472,500
Air Transportation - 2.0%
American Airlines Pass Through Trust
2001-1, 6.817%, 5/23/2011	400,000	402,000
Chemical Manufacturing - 1.5%
The Dow Chemical Co.
8.550%, 05/15/2019	250,000	302,435
Credit Intermediation and Related Activities - 6.3%
Discover Financial Services
6.450%, 06/12/2017	55,000	54,188
Ford Motor Credit Co. LLC
7.800%, 06/01/2012	250,000	259,291
Macquarie Group Ltd.
7.625%, 08/13/2019 (Acquired 08/06/2009, Cost $283,763) (a)	285,000	318,118
The Royal Bank of Scotland PLC
4.875%, 03/16/2015	260,000	259,936
Shinsei Finance Cayman Ltd.
6.418%, 07/20/2048 (Acquired 02/16/2006, Cost $195,000) (a) (b)	195,000	135,231
SLM Corp.
8.000%, 03/25/2020	250,000	243,440
Total Credit Intermediation and Related Activities		1,270,204

Data Processing, Hosting and Related Services - 2.2%
First Data Corp.
9.875%, 09/24/2015	500,000	431,250

Hospitals - 5.0%
HCA, Inc.
6.300%, 10/01/2012	1,000,000	998,750
Insurance Carriers and Related Activities - 4.7%
American International Group, Inc.
4.950%, 03/20/2012	250,000	255,104
MetLife, Inc.
6.400%, 12/15/2036	125,000	111,875
Protective Life Corp.
8.450%, 10/15/2039	165,000	173,044
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (Acquired 12/11/2009, Cost $369,530) (a)	370,000	401,351
Total Insurance Carriers and Related Activities		941,374

Machinery Manufacturing - 2.6%
Bombardier, Inc.
7.750%, 03/15/2020 (Acquired 03/15/2010, Cost $500,000) (a)	500,000	522,500
Management of Companies and Enterprises - 1.4%
Bank Of America Corp.
7.625%, 06/01/2019	250,000	285,966
Miscellaneous Manufacturing - 1.7%
Boston Scientific Corp.
6.000%, 01/15/2020	375,000	354,259
Oil and Gas Extraction - 2.0%
Plains All American Pipeline LP/PAA Finance Corp.
8.750%, 05/01/2019	335,000	408,689
Real Estate - 1.0%
Vornado Realty LP
4.250%, 04/01/2015	200,000	198,483
Rental and Leasing Services - 1.3%
International Lease Finance Corp.
8.625%, 09/15/2015 (Acquired 03/17/2010, Cost $246,038) (a)	250,000	255,564
Telecommunications - 1.1%
Windstream Corp.
7.875%, 11/01/2017 (Acquired 12/15/2009, Cost $216,700) (a)	220,000	216,700
TOTAL CORPORATE BONDS (Cost $6,773,367)		$7,060,674

MORTGAGE BACKED SECURITIES - 36.8%
Bank of America Alternative Loan Trust
Pool #2006-3, 6.000%, 04/25/2036 (f)	343,190	227,256
Bear Stearns Commercial Mortgage Securities
Series A-4, 5.694%, 06/11/2050	740,000	732,363
Credit Suisse Mortgage Capital Certificates
2006-C3, 6.019%, 06/15/2038	700,000	706,537
Fannie Mae Interest Strip
Series 337 Class 2, 5.000%, 07/01/2033 (g)	737,138	168,633
Series 343 Class 2, 4.500%, 10/01/2033 (g)	212,250	51,225
Series 353 Class 2, 5.000%, 08/01/2034 (g)	476,206	108,122
Series 356 Class 8, 5.000%, 02/01/2035 (g)	348,301	63,925
Series 356 Class 3, 5.000%, 01/01/2035 (g)	98,420	18,669
Series 357 Class 2, 5.000%, 03/01/2035 (g)	2,699,562	608,292
Series 356 Class 19, 6.000%, 12/01/2034 (g)	95,359	14,381
Fannie Mae REMICS
2004-66, 6.254%, 09/25/2034	264,073	35,061
2006-101, 7.004%, 10/25/2036	196,618	26,438
2009-42, 5.754%, 06/25/2039	354,659	29,822
Federal National Mortgage Association 15-Yr. Fixed
4.000%, 04/15/2025 (c)	1,000,000	1,014,375
Freddie Mac REMICS
FHR3560, 6.146%, 11/15/2036	197,314	24,740
Freddie Mac Strips
FHS227, 5.000%, 12/01/2034 (g)	623,060	144,386
GS Mortgage Securities Corp. II
Series 2007-GG10 Class A4, 5.999%, 08/10/2045	500,000	463,258
GSAMP Trust
Series 2005-WMC2, 0.506%, 11/25/2035 (b)	95,570	94,630
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, 5.440%, 06/12/2047	1,000,000	977,395
LB-UBS Commercial Mortgage Trust
Series 2007-C7, 5.588%, 09/15/2045	500,000	516,575
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, 6.155%, 08/12/2049	750,000	742,571
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, 5.308%, 11/15/2048	610,000	605,626
TOTAL MORTGAGE BACKED SECURITIES (Cost $6,903,073)		$7,374,280

US GOVERNMENT AGENCY ISSUES - 2.9%
Fannie Mae Discount Notes
0.225%, 08/25/2010 (d) (h)	575,000	574,510
TOTAL US GOVERNMENT AGENCY ISSUES (Cost $574,487)		$574,510

OTHER SECURITIES - 4.8%
Lehman Swap Termination Claim (f) (i) (j) (k)	2,031,150	954,640
TOTAL OTHER SECURITIES (Cost $0)		$954,640

Total Investments (Cost $15,543,607) - 85.4%		$17,106,341

REPURCHASE AGREEMENTS - 8.4%
J.P. Morgan
0.010%, dated 3/31/2010 due 4/01/2010
repurchase price $1,686,995 (e)	$1,686,994	1,686,994
TOTAL REPURCHASE AGREEMENTS (Cost $1,686,994)		$1,686,994

Other Assets in Excess of Liabilities - 6.2%		1,253,357
TOTAL NET ASSETS - 100.0%		$20,046,692

Footnotes

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2010, the market value of these securities total $1,894,872, which represents 9.5.% of total net assets.
(b) Variable Rate Security. The rate shown represents the rate at March 31, 2010.
(c) When-issued security. As of March 31, 2010, the cost of this security totaled $1,018,281.
(d) Zero coupon bond. Effective yield is listed.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $1,196,084, which represents 6.0% of total net assets.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at March 31, 2010.
(h) All or a portion of the shares have been committed as collateral for futures, swaps, and obligations for purchases of when-issued securities.
(i) Security valued utilizing a single broker source. The market value of these securities total $954,640, which represents 4.8% of total net assets.
(j) Non-income producing.
(k) Represents swap termination claims from the Lehman bankruptcy. These balances were written off in 2008. During 2009, the Fund determined the claims to have value and have estimated the fair value as of March 31, 2010.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:
Cost of investments	$17,232,725
Gross unrealized appreciation	2,032,150
Gross unrealized depreciation	(471,540)
Net unrealized appreciation	$1,560,610

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Underlying Funds Trust
The Income Arbitrage-1 Portfolio
Schedule of Swap Contracts
March 31, 2010 (Unaudited)
						Moody's Rating	Maximum		Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Paid	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Received)	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index(1)	Buy	3.40%	6/20/2010	(900,000)	B2	(900,000)	(9,000)	$ (14,974)

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.58%	6/20/2010	(1,000,000)	Baa2	(1,000,000)	—	(701)

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	C	(2,000,000)	—	145,895

Goldman Sachs & Co.	Southwest Airlines Co.	Buy	1.83%	9/20/2013	(2,500,000)	Baa3	(2,500,000)	—	(55,678)

Goldman Sachs & Co.	ITraxx Europe Series 13 Version 1	Buy	1.00%	6/20/2015	(2,250,000)	A3	(2,250,000)	(23,542)	(1,114)

Goldman Sachs & Co.	Banco Santander, SA	Buy	1.00%	3/20/2015	(1,000,000)	Aa2	(1,000,000)	7,514	(5,607)

JP Morgan	Gannett Co. 6.375%	Buy	5.00%	12/20/2014	(1,000,000)	Ba2	(1,000,000)	(12,360)	(70,487)

JP Morgan	Temple Inland, Inc. 6.625%	Buy	1.00%	6/20/2014	(1,000,000)	Ba1	(1,000,000)	66,579	(58,640)

JP Morgan	Wendy's International 6.200%	Buy	1.00%	9/20/2014	(1,500,000)	Caa1	(1,500,000)	35,051	(7,497)

Total Credit Default Swap Buy Contracts									(68,803)

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%(1)	Sell	3.25%	12/20/2011	2,610,000	B3	2,610,000	1,631	$ 56,526

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	9/20/2010	1,000,000	B1	1,000,000	—	11,033

Goldman Sachs & Co.	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,679,270	Aaa	1,679,270	(218,305)	(20,693)

Goldman Sachs & Co.	Kingdom of Spain	Sell	1.00%	3/20/2015	1,000,000	Aaa	1,000,000	(18,600)	10,729

Goldman Sachs & Co.	Markit CDX.NA.HY.13(1)	Sell	5.00%	12/20/2014	2,970,000	B2	2,970,000	(146,644)	148,444

Goldman Sachs & Co.	ITraxx Sovx Western Europe Series 3 Version 1	Sell	1.00%	6/20/2015	3,000,000	Aa2	3,000,000	35,728	(8,694)

JP Morgan	Markit CDX.NA.IG.11(1)	Sell	1.50%	12/20/2013	992,000	Baa2	992,000	(17,568)	37,968

JP Morgan	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,679,270	Aaa	1,679,270	(503,781)	264,782

JP Morgan	Residential Capital Corp	Sell	1.08%	6/20/2011	1,000,000	C	1,000,000	—	(47,198)

Total Credit Default Swap Sell Contracts									452,897

Total Credit Default Swap Contracts									$ 384,094

(1) Implied credit rating is shown. The implied credit rating represents the weighted average credit rating of the underlying securities in the index .

Underlying Funds Trust
The Income Arbitrage-1 Portfolio Schedule of Future Contracts		Unrealized Appreciation/
March 31, 2010 (Unaudited)	Contracts	(Depreciation)

FUTURES CONTRACTS PURCHASED
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $11,208,375)	45	$151,700
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $1,989,300)	8	7,743
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $2,727,175)	11	26,660
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $2,215,013)	9	18,777
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $1,471,200)	6	10,223
Euro-Schatz Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $5,874,011)	40	4,560
U.S. Long Bond Future, Expiring June 2010
(underlying Face Amount at Market Value $696,750)	6	2,001
U.S. Treasury 10-Year Note Contract, Expiring June 2010
(underlying Face Amount at Market Value $23,250,000)	200	72,429

TOTAL FUTURES CONTRACTS PURCHASED		$294,093

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring December 2011
(underlying Face Amount at Market Value $977,250)	4	$(7,240)
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $1,448,700)	6	(8,415)
Eurodollar 90 Day Futures Contract, Expiring December 2013
(underlying Face Amount at Market Value $1,197,313)	5	(5,950)
Eurodollar 90 Day Futures Contract, Expiring March 2012
(underlying Face Amount at Market Value $974,150)	4	(6,990)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $1,445,475)	6	(7,622)
Eurodollar 90 Day Futures Contract, Expiring June 2012
(underlying Face Amount at Market Value $1,214,000)	5	(8,488)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $3,846,400)	16	(12,491)
Eurodollar 90 Day Futures Contract, Expiring September 2012
(underlying Face Amount at Market Value $1,210,563)	5	(8,050)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $1,439,625)	6	(8,227)
10-Year Swap Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $2,516,797)	25	4,234
U.S. Treasury 2-Year Note Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $60,746,874)	280	29,520
U.S. Treasury 5-Year Note Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $16,882,031)	147	80,586

TOTAL SHORT FUTURES CONTRACTS		$40,867

TOTAL FUTURES CONTRACTS		$334,960

Summary of Fair Value Exposure at March 31, 2010 (Unaudited)

The UFT has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$1,142,237	$—	$1,142,237
Corporate Bonds	—	7,060,674	—	7,060,674
Mortgage Backed Securities	—	7,374,280	—	7,374,280
U.S. Government Agency Issues	—	574,510	—	574,510
Repurchase Agreements	—	1,686,994	—	1,686,994
Other Securities	—	—	954,640	954,640
Total Investments in Securities	$—	$17,838,695	$954,640	$18,793,335

Other Financial Instruments*
Credit Default Swap Buy Contracts	$—	$(68,803)	$—	$(68,803)
Credit Default Swap Sell Contracts	—	452,897	—	452,897
Total Credit Default Swap Contracts	$—	$384,094	$—	$384,094

Futures Contracts Purchased	$—	$294,093	$—	$294,093
Short Futures Contracts	—	40,867	—	40,867
Total Futures Contracts	$—	$334,960	$—	$334,960

There were no transfers into or out of Level 1 or Level 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value:
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/09	$792,149	$—	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)*	—	—	—
Change in unrealized appreciation
(depreciation)	162,491	—	—
Purchases	—	—	—
Sales	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 3/31/10	$954,640	$—	$—

Change in unrealized appreciation/depreciation during the period for level 3 investments held at March 31, 2010	$162,491	$—	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts. Futures and swap contracts are presented at the unrealized appreciation (depreciation) on the instrument.

The Income Arbitrage-1 Portfolio
Statement of Assets and Liabilities
Fair Values of derivative instruments as of March 31, 2010 (Unaudited):
	Assets		Liabilities
Derivatives	Description	Fair Value	Description	Fair Value
Interest Rate Contracts:
Futures	Receivable for variation margin on futures*	$408,433	Payable for variation margin on futures*	$73,473
Swap Contracts	Swap payments paid/Net unrealized gain/loss on swap payments**	821,880	Swap payments received/Net unrealized gain/loss on swap payments**	1,241,083
Total		$1,230,313		$1,314,556

* Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Futures Contracts.
Only the current day's variation margin is reported in the Statement of Assets and Liabilities
** Value includes both the unrealized gain/loss on swaps and the upfront payments paid or received on the swaps.

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2010:

Amount of Realized Gain (Loss) on Derivatives
Derivatives
Futures contracts	$(168,057)
Swap contracts	132,424
Total	$(35,633)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Derivatives
Futures contracts	$73,872
Swap contracts	(13,571)
Total	$60,301

Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price or last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the funds calculate their net asset value, the funds may value their securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Underlying Funds Trust

By  /s/ David Perkins
       David Perkins, President

Date     May 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ David Perkins
       David Perkins, President

Date     May 19, 2010

By  /s/ Lance Baker
       Lance Baker, Treasurer and Chief Financial Officer

Date     May 19, 2010